Green CALIFORNIA TAX FREE INCOME FUND

Portfolio of Investments (Unaudited)

November 30, 2022

SECURITY DESCRIPTION	Par Value	Value

Municipal Bonds (92.85%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Educational Facilities Authority, 5.000%, 4/1/2051	$1,500,000	$1,772,867

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 11/1/2027	1,700,000	1,889,421

CALIFORNIA HOUSING FINANCE AGENCY
California Housing Finance Agency, 4.000%, 3/20/2033	357,677	347,173

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/1/2033	1,200,000	1,287,178

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 5/15/2038	800,000	808,596
California Municipal Finance Authority, 5.000%, 10/1/2044	480,000	505,193

CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.000%, 6/1/2044	500,000	517,060
City of Los Angeles CA Wastewater System Revenue, 5.250%, 6/1/2047	1,500,000	1,603,958

CITY OF ROSEVILLE CA ELECTRIC SYSTEM REVENUE
City of Roseville CA Electric System Revenue, 5.000%, 2/1/2025	750,000	762,420

CITY OF SAN FRANCISCO CA PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/1/2034	1,000,000	1,090,942

EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 6/1/2026	2,050,000	2,171,344
East Bay Municipal Utility District Water System Revenue, 5.000%, 6/1/2032	150,000	164,950

EAST SIDE UNION HIGH SCHOOL DISTRICT
East Side Union High School District, 5.250%, 9/1/2023	975,000	994,738

FOOTHIL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District, 0.000%, 8/1/2027	2,000,000	1,739,133

LA MIRADA REDEVELOPMENT AGENCY SUCCESSOR AGENCY
La Mirada Redevelopment Agency Successor Agency, 5.000%, 8/15/2023	1,000,000	1,016,191

LOS ANGELES COMMUNITY COLLEGE DISTRICT/CA
Los Angeles Community College District/CA, 5.000%, 8/1/2028	865,000	900,940

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY SALES TAXE REVENUE
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 7/1/2028	500,000	516,576
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.000%, 7/1/2023	1,500,000	1,522,731

LOS RIOS COMMUNITY COLLEGE DISTRICT
Los Rios Community College District, 5.000%, 8/1/2032	2,500,000	2,539,237

MILPITAS UNIFIED SCHOOL DISTRICT/CA
Milpitas Unified School District/CA, 3.000%, 8/1/2034	2,000,000	1,881,655

MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
Mount San Antonio Community College District, 5.000%, 8/1/2034	345,000	350,828

PENINSULA CORRIDOR JOINT POWERS BOARD/CA
Peninsula Corridor Joint Powers Board/CA, 5.000%, 6/1/2036	200,000	227,820

PORT OF LOS ANGELES
Port of Los Angeles, 4.000%, 8/1/2023	290,000	293,060

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.250%, 7/1/2024	525,000	540,241

SAN DIEGO COMMUNITY COLLEGE DISTRICT
San Diego Community College District, 5.000%, 8/1/2027	1,175,000	1,195,475

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 4.000%, 8/1/2034	645,000	670,348
San Francisco Bay Area Rapid Transit District, 5.000%, 8/1/2036	2,300,000	2,492,230

SAN FRANCISO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/1/2030	680,000	718,904
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/1/2036	1,170,000	1,224,467

SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 8/1/2044	2,000,000	1,966,023

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
Santa Clara Valley Transportation Authority, 5.000%, 4/1/2034	1,000,000	1,055,600

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District, 0.000%, 8/1/2029	2,500,000	2,011,774

STATE OF CALIFORNIA
State of California, 3.000%, 10/1/2028	900,000	902,191

TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 1/1/2036	300,000	333,737

UNIVERSITY OF CALIFORNIA
University of California, 5.000%, 5/15/2029	925,000	957,161

WALNUT VALLEY UNIFIED SCHOOL DISTRICT
Walnut Valley Unified School District, 5.000%, 8/1/2036	835,000	958,133

WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District, 0.000%, 9/1/2029	3,595,000	2,919,561

Total Municipal Bonds (Cost $43,465,531)		42,849,856

Variable Rate Demand Notes* (6.07%)
Los Angeles Department of Water & Power Water System Revenue, 0.600%, 7/1/2045*,**,***	1,000,000	1,000,000
Orange County Water District, 1.460%, 8/1/2042*,**,***	1,500,000	1,500,000
Santa Clara Valley Transportation Authority, 0.700%, 4/1/2036*,**,***	300,000	300,000
Total Variable Rate Demand Notes ( Cost $2,800,000)		2,800,000

Total Investments (Cost $46,265,531) (98.92%)		$45,649,856
Other Net Assets (1.08%)		500,057
Net Assets (100.00%)		$46,149,913

* Stated maturity reflects next reset date.

** In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

*** Rate Effective as of November 30, 2022

U.S. GOVERNMENT SECURITIES FUND

Portfolio of Investments (Unaudited)

November 30, 2022

Security Description	Par Value	Value

Government National Mortgage Association (2.11%)
3.500%, 11/20/2044	105,794	$99,859
5.000%, 3/15/2038	81,936	83,363
5.500%, 1/15/2025	7,730	7,888
5.500%, 4/15/2036	57,299	58,579
6.000%, 1/15/2026	40,549	42,720
6.000%, 6/15/2038	27,007	28,603
Total Government National Mortgage Association (Cost $323,443)		321,012

United States Treasury Bonds (12.19%)
5.000%, 5/15/2037	500,000	569,102
6.000%, 2/15/2026	800,000	845,094
6.375%, 8/15/2027	400,000	441,438
Total United States Treasury Bonds (Cost $1,966,861)		1,855,634

United States Treasury Notes (76.79%)
2.000%, 2/15/2025	800,000	761,219
2.125%, 2/29/2024	1,300,000	1,260,441
2.125%, 5/15/2025	2,200,000	2,091,977
2.250%, 8/15/2027	3,800,000	3,534,442
2.375%, 4/30/2026	800,000	757,438
2.375%, 5/15/2029	500,000	459,004
2.500%, 8/15/2023	1,700,000	1,673,562
3.125%, 11/15/2028	1,200,000	1,153,406
Total United States Treasury Notes (Cost $12,527,749)		11,691,489

United States Treasury Bills (8.29%)
0.375%, 8/15/2024	500,000	466,289
0.625%, 7/31/2026	900,000	796,430
Total United States Treasury Bills (Cost $1,396,079)		1,262,719

Total Investments (Cost $16,214,132) (99.38%)		$15,130,854
Other Net Assets (0.62%)		94,162
Net Assets (100.00%)		$15,225,016

THE UNITED STATES TREASURY TRUST

Portfolio of Investments (Unaudited)

November 30, 2022

Security Description	Par Value	Value

United States Treasury Bills, DN(a) (99.51%)
12/1/2022	$1,500,000	$1,500,000
12/6/2022	2,000,000	1,999,033
12/8/2022	3,700,000	3,697,360
12/13/2022	2,400,000	2,397,640
12/20/2022	3,800,000	3,793,039
12/22/2022	1,100,000	1,098,451
01/19/2023	1,400,000	1,394,712
01/31/2023	1,300,000	1,292,128
02/2/2023	2,200,000	2,187,996
02/9/2023	2,200,000	2,182,461
03/7/2023	1,500,000	1,483,328
Total United States Treasury Bills, DN (Cost $23,026,148)		23,026,148

Total Investments (Cost $23,026,148) (99.51%)		$23,026,148
Other Net Assets (0.49%)		113,508
Net Assets (100.00%)		$23,139,656

(a) Discount Note. Yield to maturity is between 3.11% - 4.36%.

S&P 500 INDEX FUND

Portfolio of Investments (Unaudited)

November 30, 2022

Security Description	Shares	Value
Common Stock (103.08%)

Basic Materials (2.29%)
Air Products and Chemicals Inc	1,404	$435,465
Albemarle Corp	729	202,655
CF Industries Holdings Inc	1,316	142,378
Celanese Corp	763	81,870
Dow Inc	4,596	234,258
DuPont de Nemours Inc#	3,319	234,023
Eastman Chemical Co	893	77,352
Ecolab Inc	1,564	234,334
FMC Corp	795	103,859
Freeport-McMoRan Inc	9,035	359,593
International Flavors & Fragrances Inc#	1,613	170,688
International Paper Co	2,339	86,824
Linde PLC	3,177	1,068,997
LyondellBasell Industries NV	1,667	141,712
The Mosaic Co	2,068	106,088
Newmont Corp	5,010	237,825
Nucor Corp	1,728	259,114
PPG Industries Inc	1,558	210,673
The Sherwin-Williams Co	1,539	383,488
Total Basic Materials		4,771,196

Communications (11.65%)
Alphabet Inc - A*	37,827	3,820,149
Alphabet Inc - C*	34,683	3,518,590
Amazon.com Inc*,(a)	55,024	5,312,017
Arista Networks Inc*	1,464	203,935
AT&T Inc	45,311	873,596
Booking Holdings Inc*	255	530,260
CDW Corp	853	160,910
Charter Communications Inc*	731	286,033
Cisco Systems Inc	26,226	1,303,957
Comcast Corp	28,224	1,034,127
Corning Inc	4,990	170,309
DISH Network Corp*	1,784	28,633
eBay Inc#	3,534	160,585
Etsy Inc*,#	797	105,276
Expedia Group Inc*	887	94,767
F5 Inc*	424	65,555
FactSet Research Systems Inc	239	110,248
Fox Corp	913	27,865
Gen Digital Inc	4,015	92,184
The Interpublic Group of Cos Inc	2,667	91,638
Juniper Networks Inc	2,302	76,518
Lumen Technologies Inc	6,449	35,276
Match Group Inc*	1,756	88,783
Meta Platforms Inc*,(a)	14,479	1,709,970
Motorola Solutions Inc	1,074	292,343
Netflix Inc*	2,808	857,928
News Corp	2,672	51,169
News Corp#	910	17,700
Omnicom Group Inc	1,397	111,425
Paramount Global#	3,816	76,625
T-Mobile US Inc*	3,719	563,280
VeriSign Inc*	617	123,283
Verizon Communications Inc	26,273	1,024,122
Warner Bros Discovery Inc*	13,955	159,087
The Walt Disney Co*	11,531	1,128,539
Total Communications		24,306,682

Consumer, Cyclical (9.60%)
Advance Auto Parts Inc	415	62,661
Alaska Air Group Inc*	808	38,332
American Airlines Group Inc*	3,057	44,113
Aptiv PLC*	1,715	182,939
AutoZone Inc*	27	69,633
Bath & Body Works Inc	1,525	64,813
Best Buy Co Inc	1,278	109,013
BorgWarner Inc	1,412	60,024
Caesars Entertainment Inc*	945	48,015
CarMax Inc*	1,034	71,718
Carnival Corp*	5,174	51,378
Copart Inc*	2,814	187,300
Costco Wholesale Corp	2,805	1,512,596
Cummins Inc	904	227,049
Darden Restaurants Inc	850	124,942
Delta Air Lines Inc*	4,086	144,522
Dollar General Corp	1,444	369,202
Dollar Tree Inc*,#	1,421	213,562
Domino's Pizza Inc	233	90,574

DR Horton Inc#	2,022	173,892
Fastenal Co	3,749	193,111
Ford Motor Co	24,832	345,165
General Motors Co	9,176	372,179
Genuine Parts Co	908	166,464
Hasbro Inc	832	52,266
Hilton Worldwide Holdings Inc	1,779	253,721
The Home Depot Inc#	6,523	2,113,387
Las Vegas Sands Corp*	2,145	100,472
Lennar Corp#	1,632	143,339
Live Nation Entertainment Inc*	836	60,827
LKQ Corp	1,642	89,210
Lowe's Cos Inc	4,173	886,971
Marriott International Inc	1,737	287,213
McDonald's Corp	4,668	1,273,384
MGM Resorts International	2,232	82,272
Newell Brands Inc#	2,691	34,902
NIKE Inc	8,010	878,617
Norwegian Cruise Line Holdings Ltd*	1,599	26,288
NVR Inc*	21	97,419
O'Reilly Automotive Inc*	414	357,920
PACCAR Inc	2,262	239,568
Pool Corp#	269	88,611
PulteGroup Inc	1,500	67,170
Ralph Lauren Corp	314	35,520
Ross Stores Inc#	2,209	259,933
Royal Caribbean Cruises Ltd*	1,236	74,073
Southwest Airlines Co*	3,416	136,333
Starbucks Corp	7,240	739,928
Tapestry Inc#	1,811	68,401
Target Corp	2,919	487,677
Tesla Inc*	15,831	3,082,296
The TJX Cos Inc	7,414	593,491
Tractor Supply Co	706	159,775
Ulta Beauty Inc*	329	152,932
United Airlines Holdings Inc*	1,732	76,502
VF Corp	2,109	69,217
Walgreens Boots Alliance Inc	4,694	194,801
Walmart Inc	8,832	1,346,173
Whirlpool Corp	354	51,872
WW Grainger Inc	277	167,048
Wynn Resorts Ltd*	526	44,005
Yum! Brands Inc	1,794	230,816
Total Consumer, Cyclical		20,027,547

Consumer, Non-Cyclical (23.36%)
Abbott Laboratories	11,054	1,189,189
AbbVie Inc	11,112	1,791,032
ABIOMED Inc*	310	117,115
Align Technology Inc*	473	93,020
Altria Group Inc	11,430	532,409
AmerisourceBergen Corp	952	162,497
Amgen Inc	3,372	965,741
Archer-Daniels-Midland Co#	3,634	354,315
Automatic Data Processing Inc	2,637	696,537
Avery Dennison Corp	514	99,372
Baxter International Inc	3,172	179,313
Becton Dickinson and Co	1,799	448,563
Biogen Inc*	924	281,977
Bio-Rad Laboratories Inc*	147	60,962
Bio-Techne Corp	984	83,630
Boston Scientific Corp*	9,036	409,060
Bristol-Myers Squibb Co	13,441	1,079,043
Brown-Forman Corp	1,153	84,192
Campbell Soup Co	1,162	62,365
Cardinal Health Inc	1,714	137,411
Catalent Inc*	1,096	54,942
Centene Corp*	3,700	322,085
Charles River Laboratories International Inc*	322	73,600
Church & Dwight Co Inc	1,558	127,553
Cigna Corp	2,003	658,767
Cintas Corp	549	253,517
The Clorox Co	779	115,798
The Coca-Cola Co#	24,654	1,568,241
Colgate-Palmolive Co	5,290	409,869
Conagra Brands Inc	3,029	115,041
Constellation Brands Inc	1,027	264,298
Corteva Inc	4,568	306,787
CVS Health Corp	8,246	840,102
Danaher Corp	4,032	1,102,389
DaVita Inc*	482	35,538
DENTSPLY SIRONA Inc	1,160	35,102
Dexcom Inc*	2,508	291,630
Edwards Lifesciences Corp*,#	3,955	305,524
Elevance Health Inc	1,522	811,104
Eli Lilly & Co	4,978	1,847,236
The Estee Lauder Cos Inc	1,489	351,091
Equifax Inc	794	156,712
FleetCor Technologies Inc*	488	95,746

Gartner Inc*	508	177,988
General Mills Inc	3,801	324,225
Gilead Sciences Inc	7,918	695,438
Global Payments Inc	1,777	184,417
HCA Healthcare Inc	1,436	344,956
Henry Schein Inc*	871	70,481
her The Hershey Co	941	221,295
Hologic Inc*	1,678	127,796
Hormel Foods Corp	1,912	89,864
Humana Inc	798	438,820
IDEXX Laboratories Inc*	539	229,544
Illumina Inc*	953	207,830
Incyte Corp*	1,229	97,914
Intuitive Surgical Inc*	2,274	614,867
IQVIA Holdings Inc*	1,146	249,851
The J M Smucker Co	745	114,737
Johnson & Johnson	16,547	2,945,366
Kellogg Co	1,661	121,170
Keurig Dr Pepper Inc	4,656	180,048
Kimberly-Clark Corp	2,137	289,841
The Kraft Heinz Co	4,282	168,497
The Kroger Co	4,315	212,255
Laboratory Corp of America Holdings	585	140,810
Lamb Weston Holdings Inc	955	82,990
MarketAxess Holdings Inc	260	69,659
McCormick & Co Inc	1,581	134,670
McKesson Corp#	917	350,001
Medtronic PLC	8,528	674,053
Merck & Co Inc	15,965	1,758,066
Moderna Inc*	2,228	391,927
Molina Healthcare Inc*	371	124,942
Molson Coors Beverage Co	1,200	66,132
Mondelez International Inc	8,737	590,709
Monster Beverage Corp*	2,413	248,201
Moody's Corp	1,013	302,148
Organon & Co	1,633	42,491
PayPal Holdings Inc*	7,282	570,982
PepsiCo Inc	8,695	1,613,009
PerkinElmer Inc	796	111,225
Pfizer Inc	35,284	1,768,787
The Procter & Gamble Co	15,147	2,259,327
Philip Morris International Inc	9,786	975,371
Quanta Services Inc	883	132,344
Quest Diagnostics Inc	775	117,668
Regeneron Pharmaceuticals Inc*	673	505,894
ResMed Inc	946	217,769
Robert Half International Inc	808	63,654
Rollins Inc	693	28,025
S&P Global Inc	2,191	772,985
STERIS PLC	603	112,001
Stryker Corp	2,135	499,355
Sysco Corp	3,216	278,216
Teleflex Inc	318	74,450
Thermo Fisher Scientific Inc	2,471	1,384,304
Tyson Foods Inc#	1,921	127,324
United Rentals Inc*	459	162,041
UnitedHealth Group Inc	5,899	3,231,234
Universal Health Services Inc	423	55,350
Verisk Analytics Inc	996	182,975
Vertex Pharmaceuticals Inc*	1,614	510,670
Viatris Inc	4,634	51,113
Waters Corp*	405	140,373
West Pharmaceutical Services Inc	474	111,229
Zimmer Biomet Holdings Inc	1,338	160,694
Zoetis Inc#	3,007	463,499
Total Consumer, Non-Cyclical		48,736,282

Energy (5.42%)
APA Corp	2,135	100,025
Baker Hughes Co	5,905	171,363
Coterra Energy Inc	5,087	141,978
Chevron Corp	11,172	2,047,939
ConocoPhillips	8,165	1,008,459
Devon Energy Corp	3,875	265,515
Diamondback Energy Inc	1,031	152,609
EOG Resources Inc	3,697	524,715
Enphase Energy Inc*	825	264,487
Exxon Mobil Corp	26,595	2,961,087
Halliburton Co	5,694	215,746
Hess Corp#	1,743	250,835
Kinder Morgan Inc	12,716	243,130
Marathon Oil Corp	4,467	136,824
Marathon Petroleum Corp	3,415	415,981
Occidental Petroleum Corp	5,528	384,141
ONEOK Inc	2,916	195,139
Phillips 66	2,852	309,271
Pioneer Natural Resources Co#	1,420	335,106
Schlumberger Ltd	9,092	468,693
SolarEdge Technologies Inc*,#	334	99,819

Valero Energy Corp	2,566	342,869
The Williams Cos Inc	7,926	275,032
Total Energy		11,310,763

Financial (16.00%)
Aflac Inc	3,741	269,090
Alexandria Real Estate Equities Inc	937	145,807
The Allstate Corp	1,736	232,450
American Express Co	3,835	604,358
American International Group Inc	5,001	315,613
American Tower Corp	2,901	641,846
Ameriprise Financial Inc	721	239,336
Aon PLC	1,340	413,095
Arthur J Gallagher & Co	1,256	250,082
Assurant Inc	341	43,723
AvalonBay Communities Inc	882	154,262
Bank of America Corp	44,761	1,694,204
The Bank of New York Mellon Corp	4,700	215,730
Berkshire Hathaway Inc*,#,(a)	11,377	3,624,712
BlackRock Inc#	908	650,128
Boston Properties Inc	925	66,674
Brown & Brown Inc	1,483	88,372
Camden Property Trust	649	78,094
Capital One Financial Corp	2,481	256,138
Cboe Global Markets Inc	706	89,549
CBRE Group Inc*	2,058	163,817
The Charles Schwab Corp	9,527	786,359
Chubb Ltd	2,675	587,403
Cincinnati Financial Corp	941	104,413
Citigroup Inc	12,259	593,458
Citizens Financial Group Inc	2,789	118,198
CME Group Inc	2,279	402,244
Comerica Inc#	908	65,140
Crown Castle Inc	2,725	385,397
Digital Realty Trust Inc	1,797	202,091
Discover Financial Services	1,773	192,122
Equinix Inc	581	401,268
Equity Residential	2,236	145,027
Essex Property Trust Inc	425	93,662
Everest Re Group Ltd	280	94,623
Extra Space Storage Inc	844	135,622
Federal Realty Investment Trust	449	49,884
Fifth Third Bancorp	4,528	164,638
First Republic Bank	1,159	147,900
Franklin Resources Inc	1,991	53,379
Globe Life Inc	628	75,335
The Goldman Sachs Group Inc	2,139	825,975
The Hartford Financial Services Group Inc	2,076	158,544
Healthpeak Properties Inc	3,020	79,305
Host Hotels & Resorts Inc	4,539	85,969
Huntington Bancshares Inc	7,104	109,970
Intercontinental Exchange Inc	3,524	381,684
Invesco Ltd	2,486	47,507
Iron Mountain Inc	1,369	74,378
JPMorgan Chase & Co	18,542	2,562,134
KeyCorp	6,069	114,158
Kimco Realty Corp	2,994	68,622
Lincoln National Corp	1,186	46,183
M&T Bank Corp	1,177	200,114
Marsh & McLennan Cos Inc	3,158	546,902
Mastercard Inc	5,421	1,932,044
MetLife Inc	4,363	334,642
Mid-America Apartment Communities Inc	732	120,692
Morgan Stanley#	8,835	822,273
Nasdaq Inc	2,247	153,830
Northern Trust Corp	1,359	126,536
The PNC Financial Services Group Inc	2,611	439,327
Principal Financial Group Inc	1,584	142,053
Prologis Inc	5,883	692,959
The Progressive Corp	3,713	490,673
Prudential Financial Inc	2,454	265,106
Public Storage	964	287,233
Raymond James Financial Inc	1,273	148,814
Realty Income Corp	3,496	220,493
Regency Centers Corp	1,109	73,671
Regions Financial Corp	6,273	145,596
SBA Communications Corp	680	203,524
Signature Bank	386	53,847
Simon Property Group Inc	2,085	249,032
State Street Corp	2,304	183,560
SVB Financial Group*	354	82,050
Synchrony Financial	3,166	118,978
T Rowe Price Group Inc	1,478	184,617
The Travelers Cos Inc	1,514	287,372
Truist Financial Corp	8,471	396,528
UDR Inc	1,770	73,402
US Bancorp	8,502	385,906
Ventas Inc	2,564	119,303
VICI Properties Inc	6,079	207,902

Visa Inc#	10,389	2,254,413
Vornado Realty Trust	1,028	25,998
W R Berkley Corp	1,335	101,834
Wells Fargo & Co	23,929	1,147,396
Welltower Inc	2,792	198,316
Weyerhaeuser Co	4,832	158,055
Willis Towers Watson PLC	703	173,050
Zions Bancorp NA	1,054	54,618
Total Financial		33,392,331

Industrial (8.59%)
3M Co	3,484	438,879
A O Smith Corp	942	57,217
Agilent Technologies Inc	1,952	302,521
Allegion plc	601	68,304
Amcor PLC	9,487	117,164
AMETEK Inc	1,502	213,915
Amphenol Corp	3,796	305,312
Ball Corp#	2,136	119,787
The Boeing Co*	3,466	619,998
Carrier Global Corp	5,321	235,827
Caterpillar Inc	3,367	795,992
CH Robinson Worldwide Inc#	835	83,684
CSX Corp	13,726	448,703
Deere & Co	1,762	777,042
Dover Corp	941	133,575
Eaton Corp PLC	2,529	413,365
Emerson Electric Co	3,793	363,256
Expeditors International of Washington Inc#	1,105	128,246
FedEx Corp	1,505	274,241
Fortive Corp	2,032	137,262
Fortune Brands Home & Security Inc	957	62,530
Generac Holdings Inc*,#	285	30,073
General Dynamics Corp	1,455	367,227
General Electric Co	6,927	595,514
Honeywell International Inc	4,297	943,406
Howmet Aerospace Inc	2,478	93,346
Huntington Ingalls Industries Inc	281	65,181
IDEX Corp	523	124,207
Illinois Tool Works Inc	1,818	413,540
Ingersoll Rand Inc	2,562	138,271
Jacobs Solutions Inc	846	107,053
JB Hunt Transport Services Inc	529	97,278
Johnson Controls International PLC	4,519	300,242
Keysight Technologies Inc*	1,144	206,938
L3Harris Technologies Inc	1,217	276,356
Lockheed Martin Corp	1,495	725,359
Martin Marietta Materials Inc	396	145,126
Mettler-Toledo International Inc*	143	210,147
Mohawk Industries Inc*	390	39,519
Nordson Corp	343	81,116
Norfolk Southern Corp	1,504	385,776
Northrop Grumman Corp	922	491,693
Old Dominion Freight Line Inc	595	180,053
Otis Worldwide Corp	2,659	207,641
Packaging Corp of America	651	88,464
Parker-Hannifin Corp	810	242,141
Pentair PLC	1,156	52,910
Raytheon Technologies Corp	9,389	926,882
Republic Services Inc	1,333	185,674
Rockwell Automation Inc	758	200,279
Sealed Air Corp	922	49,078
Snap-on Inc	354	85,172
Stanley Black & Decker Inc	953	77,879
TE Connectivity Ltd	2,081	262,456
Teledyne Technologies Inc*	318	133,592
Textron Inc	1,451	103,572
Trane Technologies PLC	1,507	268,879
TransDigm Group Inc	326	204,891
Trimble Inc*	1,634	97,632
Union Pacific Corp	3,964	861,893
United Parcel Service Inc	4,621	876,742
Vulcan Materials Co	865	158,580
Waste Management Inc	2,458	412,256
Westinghouse Air Brake Technologies Corp	1,153	116,557
Westrock Co	1,715	65,033
Xylem Inc#	1,143	128,416
Total Industrial		17,920,860

Technology (23.14%)
Accenture PLC	3,983	1,198,604
Activision Blizzard Inc	4,949	365,979
Adobe Inc*	2,983	1,028,926
Advanced Micro Devices Inc*,#	10,230	794,155
Analog Devices Inc	3,303	567,819
ANSYS Inc*	560	142,408
Apple Inc(a)	94,091	13,928,291
Applied Materials Inc	5,577	611,239
Autodesk Inc*	1,396	281,922

Broadcom Inc	2,577	1,420,004
Broadridge Financial Solutions Inc	788	117,499
Cadence Design Systems Inc*	1,756	302,102
Ceridian HCM Holding Inc*	855	58,516
Cognizant Technology Solutions Corp	3,335	207,470
DXC Technology Co*	1,730	51,329
Electronic Arts Inc	1,768	231,219
EPAM Systems Inc*	359	132,320
Fidelity National Information Services Inc	3,855	279,796
Fiserv Inc*	3,670	383,001
Fortinet Inc*	4,205	223,538
Hewlett Packard Enterprise Co	8,406	141,053
HP Inc	6,878	206,615
Intel Corp	25,746	774,182
International Business Machines Corp	5,688	846,943
Intuit Inc	1,757	716,136
Jack Henry & Associates Inc	460	87,101
KLA Corp	942	370,347
Lam Research Corp	875	413,333
Leidos Holdings Inc	915	100,037
Microchip Technology Inc	3,286	260,218
Micron Technology Inc	7,124	410,699
Microsoft Corp(a)	47,031	11,999,489
Monolithic Power Systems Inc	267	101,983
MSCI Inc	510	258,993
NetApp Inc	1,421	96,074
NVIDIA Corp	15,746	2,664,696
NXP Semiconductors NV	1,526	268,332
ON Semiconductor Corp*,#	2,743	206,274
Oracle Corp	10,009	831,047
Paychex Inc	2,089	259,099
Paycom Software Inc*	305	103,426
PTC Inc*	681	86,630
Qorvo Inc*	744	73,842
QUALCOMM Inc	7,070	894,284
Roper Technologies Inc	684	300,201
Salesforce Inc*	6,236	999,319
Seagate Technology Holdings PLC	1,368	72,463
ServiceNow Inc*	1,243	517,461
Skyworks Solutions Inc	1,059	101,262
Synopsys Inc*	962	326,637
Take-Two Interactive Software Inc*	778	82,227
Teradyne Inc#	1,007	94,104
Texas Instruments Inc	5,821	1,050,458
Tyler Technologies Inc*	246	84,314
Western Digital Corp*	1,916	70,413
Zebra Technologies Corp*	348	94,057
Total Technology		48,289,886

Utilities (3.03%)
The AES Corp	4,344	125,628
Alliant Energy Corp	1,583	89,123
Ameren Corp	1,682	150,236
American Electric Power Co Inc	3,242	313,826
American Water Works Co Inc	1,183	179,532
Atmos Energy Corp#	820	98,564
CenterPoint Energy Inc	2,979	92,677
CMS Energy Corp	1,870	114,201
Consolidated Edison Inc	2,227	218,335
Constellation Energy Corp	2,068	198,776
Dominion Energy Inc	5,130	313,494
DTE Energy Co	1,258	145,941
Duke Energy Corp	4,806	480,264
Edison International	2,433	162,184
Entergy Corp	1,304	151,616
Evergy Inc	1,567	92,782
Eversource Energy	2,170	179,806
Exelon Corp	6,205	256,701
FirstEnergy Corp	3,716	153,248
NextEra Energy Inc	12,449	1,054,430
NiSource Inc	2,050	57,277
NRG Energy Inc	1,663	70,594
Pinnacle West Capital Corp	806	63,126
PPL Corp	4,645	137,120
Public Service Enterprise Group Inc	3,151	190,793
Sempra Energy	1,939	322,242
The Southern Co	6,719	454,473
WEC Energy Group Inc	2,060	204,228
Xcel Energy Inc	3,432	240,995
Total Utilities		6,312,212

Total Common Stock (Cost $71,066,219)		215,067,759

United States Treasury Bills (0.19%)
United States Treasury Bill (Cost $399,201)	400,000	399,219

Collateral Received for Securities on Loan (4.34%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.07% (Cost $9,063,299)		9,063,299

Total Investments (Cost $83,220,032) (107.61%)	$224,530,277
Liabilities in Excess of Other Assets (-7.61%)	(15,882,266)
Net Assets (100.00%)	$208,648,011

* Non-income producing security.

# Loaned security; a portion of the security is on loan at November 30, 2022.

(a) A portion of these securities, a total of $11,754,612, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at November 30, 2022:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
3 / DEC 2022 / Long / CME	591,050	612,188	21,138

S&P MIDCAP INDEX FUND

Portfolio of Investments (Unaudited)

November 30, 2022

Security Description	Shares	Value
Common Stock (106.51%)

Basic Materials (6.15%)
Alcoa Corp	9,686	$485,559
Ashland Inc	2,550	285,269
Avient Corp	4,377	151,488
Cabot Corp	2,965	218,283
The Chemours Co	7,944	246,661
Cleveland-Cliffs Inc*	25,413	393,393
Commercial Metals Co	6,169	303,638
Ingevity Corp*	1,831	143,312
MP Materials Corp*	3,918	130,274
NewMarket Corp	355	112,187
Olin Corp	6,912	393,846
Reliance Steel & Aluminum Co(a)	3,087	652,252
Royal Gold Inc	3,477	390,571
RPM International Inc(a)	6,606	684,514
Sensient Technologies Corp	2,152	160,776
Steel Dynamics Inc(a)	8,975	932,772
United States Steel Corp	12,147	319,345
Valvoline Inc	9,064	298,931
Westlake Corp	1,769	190,433
Total Basic Materials		6,493,504

Communications (2.40%)
Cable One Inc	262	189,764
Calix Inc*	2,919	208,125
Ciena Corp*	7,666	344,663
Frontier Communications Parent Inc*	11,416	294,190
Iridium Communications Inc*	6,514	345,893
The New York Times Co	8,025	294,116
TEGNA Inc	11,717	231,294
TripAdvisor Inc*	5,427	110,657
Viasat Inc*	3,475	118,463
World Wrestling Entertainment Inc	2,214	176,854
Ziff Davis Inc*	2,375	219,118
Total Communications		2,533,137

Consumer, Cyclical (16.24%)
Adient PLC*	4,855	189,054
AutoNation Inc*	1,871	231,836
BJ's Wholesale Club Holdings Inc*	7,095	533,828
Boyd Gaming Corp	4,204	257,831
Brunswick Corp	3,808	282,554
Capri Holdings Ltd*	7,068	405,350
Carter's Inc	2,119	154,772
Casey's General Stores Inc	1,907	463,439
Choice Hotels International Inc	1,485	182,982
Churchill Downs Inc	1,698	376,888
Columbia Sportswear Co	1,749	156,693
Cracker Barrel Old Country Store Inc	1,166	133,857
Crocs Inc*	3,156	318,756
Dana Inc	6,533	115,046
Deckers Outdoor Corp*	1,358	541,679
Dick's Sporting Goods Inc	2,914	348,456
FirstCash Holdings Inc	2,071	194,384
Five Below Inc*	2,841	457,003
Foot Locker Inc	4,393	174,841
Fox Factory Holding Corp*	2,181	231,404
GameStop Corp*,#	12,308	322,593
The Gap Inc	11,312	164,476
Gentex Corp	12,040	347,956
The Goodyear Tire & Rubber Co*	13,550	152,031
Hanesbrands Inc	18,591	124,932
Harley-Davidson Inc	6,881	324,302
IAA Inc*	7,144	266,971
JetBlue Airways Corp*	16,855	134,166
KB Home	4,326	135,793
Kohl's Corp	6,763	216,957
Lear Corp	3,046	439,355
Leggett & Platt Inc	7,100	252,831
Light & Wonder Inc*	4,830	312,839
Lithia Motors Inc	1,409	337,188
Macy's Inc	13,812	324,582
Marriott Vacations Worldwide Corp	2,090	311,368
Mattel Inc*	18,495	337,164
MSC Industrial Direct Co Inc	2,536	217,665
Murphy USA Inc	1,100	325,391
Nordstrom Inc#	6,132	128,588

Nu Skin Enterprises Inc	2,657	110,823
Ollie's Bargain Outlet Holdings Inc*	3,186	194,027
Papa John's International Inc	1,724	143,540
Penn Entertainment Inc*	8,119	285,708
Polaris Inc	2,866	326,896
PVH Corp	3,428	230,293
RH*	865	248,108
The Scotts Miracle-Gro Co	2,158	120,697
Skechers USA Inc*	7,149	301,473
Taylor Morrison Home Corp*	5,820	176,870
Tempur Sealy International Inc	9,212	292,665
Texas Roadhouse Inc	3,423	339,972
Thor Industries Inc	2,934	252,735
Toll Brothers Inc	5,475	262,307
Topgolf Callaway Brands Corp*	6,451	135,148
Travel + Leisure Co	4,573	177,753
Under Armour Inc*	4,953	49,530
Under Armour Inc*	5,322	46,408
Univar Solutions Inc*	8,541	282,963
Victoria's Secret & Co*	3,564	163,944
Visteon Corp*	1,440	211,392
Watsco Inc	1,747	469,908
The Wendy's Co	9,014	203,356
Williams-Sonoma Inc	3,521	411,605
Wingstop Inc	1,531	253,396
Wyndham Hotels & Resorts Inc	4,625	339,105
YETI Holdings Inc*	4,150	186,294
Total Consumer, Cyclical		17,144,717

Consumer, Non-Cyclical (17.64%)
Acadia Healthcare Co Inc*	4,932	439,244
Amedisys Inc*	1,661	151,300
Arrowhead Pharmaceuticals Inc*	5,525	177,905
ASGN Inc*	2,570	232,842
Avis Budget Group Inc*	1,494	334,058
Azenta Inc	3,937	237,047
BellRing Brands Inc*	5,935	147,841
The Boston Beer Co Inc*	514	197,566
The Brink's Co	2,467	147,403
Bruker Corp	5,158	347,701
Celsius Holdings Inc*	1,513	168,457
Chemed Corp	787	409,240
Coca-Cola Consolidated Inc	121	59,508
Coty Inc*	17,865	140,598
Darling Ingredients Inc*	8,212	589,868
Encompass Health Corp	5,273	308,365
Envista Holdings Corp*	8,546	291,590
Euronet Worldwide Inc*	2,411	224,102
Exelixis Inc*	16,697	285,185
Flowers Foods Inc	9,880	296,894
FTI Consulting Inc*	1,812	313,150
Globus Medical Inc*	3,944	291,422
Graham Holdings Co	198	127,449
Grand Canyon Education Inc*	1,699	192,106
Grocery Outlet Holding Corp*	4,882	147,778
GXO Logistics Inc*	5,224	244,797
H&R Block Inc	8,393	366,858
Haemonetics Corp*	2,627	224,109
Halozyme Therapeutics Inc*	7,274	416,509
HealthEquity Inc*	4,363	276,963
Helen of Troy Ltd*	1,277	125,836
ICU Medical Inc*	1,078	171,650
Inari Medical Inc*	1,706	125,527
Ingredion Inc	3,355	328,689
Insperity Inc	1,902	225,482
Integra LifeSciences Holdings Corp*	3,953	217,178
Jazz Pharmaceuticals PLC*	3,129	490,971
John Wiley & Sons Inc	2,306	109,327
Lancaster Colony Corp	1,051	217,704
Lantheus Holdings Inc*	3,520	218,522
LHC Group Inc*	1,631	266,522
LivaNova PLC*	2,820	156,143
ManpowerGroup Inc	2,649	231,840
Masimo Corp*	2,474	358,582
Medpace Holdings Inc*	1,285	269,709
Neogen Corp*	11,308	187,260
Neurocrine Biosciences Inc*	4,897	622,213
NuVasive Inc*	2,872	111,548
Omnicell Inc*	2,324	119,942
Option Care Health Inc*	7,340	221,007
Patterson Cos Inc	4,569	129,942
Paylocity Holding Corp*	2,089	455,047
Penumbra Inc*	1,871	391,993
Performance Food Group Co*	8,145	496,682
Perrigo Co PLC	7,087	228,414
Pilgrim's Pride Corp*	2,700	70,632

Post Holdings Inc*	2,784	260,610
Progyny Inc*	3,648	133,626
QuidelOrtho Corp*	2,295	201,065
R1 RCM Inc*	7,094	64,201
Repligen Corp*	2,642	472,495
Sabre Corp*	16,503	100,833
Service Corp International	8,074	576,887
Shockwave Medical Inc*	1,882	477,275
Sotera Health Co*	2,599	21,676
Sprouts Farmers Market Inc*	5,502	188,884
STAAR Surgical Co*	2,560	146,202
Syneos Health Inc*	5,484	193,476
Tandem Diabetes Care Inc*	3,340	140,447
Tenet Healthcare Corp*	5,708	263,595
United Therapeutics Corp*	2,379	665,858
WEX Inc*	2,262	382,595
Total Consumer, Non-Cyclical		18,625,942

Energy (5.55%)
Antero Midstream Corp	17,306	196,077
Antero Resources Corp*	14,670	536,189
ChampionX Corp	10,391	320,458
CNX Resources Corp*	10,236	177,799
DT Midstream Inc	5,076	306,235
Equitrans Midstream Corp	20,127	168,866
First Solar Inc*,(a)	5,076	875,762
HF Sinclair Corp	7,439	463,747
Matador Resources Co	5,862	389,002
Murphy Oil Corp	7,675	362,260
NOV Inc	20,114	451,760
PDC Energy Inc	4,931	366,472
Range Resources Corp	13,142	379,410
Southwestern Energy Co*	58,705	406,239
SunPower Corp*	4,397	106,627
Sunrun Inc*	10,914	355,578
Total Energy		5,862,481

Financial (24.34%)
Banks (7.66%)
Associated Banc-Corp	7,874	193,700
Bank of Hawaii Corp	2,220	179,087
Bank OZK	5,938	274,039
Cadence Bank	9,650	278,306
Cathay General Bancorp	3,810	177,051
Commerce Bancshares Inc	5,586	418,503
Cullen/Frost Bankers Inc	3,002	435,500
East West Bancorp Inc	7,216	506,635
First Financial Bankshares Inc	6,790	250,891
First Horizon Corp(a)	27,478	682,828
FNB Corp	17,881	252,122
Fulton Financial Corp	8,643	160,673
Glacier Bancorp Inc	5,299	306,812
Hancock Whitney Corp	4,389	240,693
Home BancShares Inc	8,489	216,045
International Bancshares Corp	2,788	146,872
Old National Bancorp	15,533	296,836
PacWest Bancorp	6,472	169,049
Pinnacle Financial Partners Inc	4,033	338,328
Prosperity Bancshares Inc	4,670	352,912
Synovus Financial Corp	7,444	313,616
Texas Capital Bancshares Inc*	2,554	153,214
UMB Financial Corp	2,226	190,368
Umpqua Holdings Corp	11,390	230,875
United Bankshares Inc	6,634	284,532
Valley National Bancorp	21,550	272,823
Webster Financial Corp	9,004	489,277
Wintrust Financial Corp	3,023	276,393
		8,087,980
Diversified Financial Service (2.75%)
Affiliated Managers Group Inc	2,034	326,294
Evercore Inc	1,844	212,392
Federated Hermes Inc	4,336	164,595
Interactive Brokers Group Inc	4,471	359,021
Janus Henderson Group PLC	6,856	173,388
Jefferies Financial Group Inc	9,522	361,741
Navient Corp	5,666	93,886
SEI Investments Co	5,272	328,340
SLM Corp	12,872	224,745
Stifel Financial Corp	5,553	356,780
The Western Union Co	20,303	297,642
		2,898,824
Insurance (4.98%)
American Financial Group Inc	3,503	498,197
Brighthouse Financial Inc*	3,677	204,956
CNO Financial Group Inc	6,090	142,993

Essent Group Ltd	5,514	221,056
First American Financial Corp	5,333	291,448
The Hanover Insurance Group Inc	1,892	278,692
Kemper Corp	3,169	180,379
Kinsale Capital Group Inc	1,102	339,647
MGIC Investment Corp	15,538	213,337
Old Republic International Corp	15,070	369,215
Primerica Inc	1,917	285,691
Reinsurance Group of America Inc	3,431	495,436
RenaissanceRe Holdings Ltd	2,238	422,781
RLI Corp	2,095	272,497
Selective Insurance Group Inc	3,089	296,915
Unum Group	9,745	411,044
Voya Financial Inc	5,014	330,824
		5,255,108
Real Estate (8.61%)
Annaly Capital Management Inc	22,074	478,346
Apartment Income REIT Corp	8,250	313,913
Brixmor Property Group Inc	15,740	364,853
Corporate Office Properties Trust	5,953	165,315
Cousins Properties Inc	7,880	207,874
Douglas Emmett Inc	9,604	166,341
EastGroup Properties Inc	2,141	332,369
EPR Properties	4,167	173,389
First Industrial Realty Trust Inc	6,844	345,964
Healthcare Realty Trust Inc	19,987	410,333
Highwoods Properties Inc	5,523	164,585
Independence Realty Trust Inc	11,696	211,932
JBG SMITH Properties	5,705	117,580
Jones Lang LaSalle Inc*	2,453	412,521
Kilroy Realty Corp	5,682	245,576
Kite Realty Group Trust	11,573	263,864
Lamar Advertising Co	4,460	446,624
Life Storage Inc	4,366	469,301
The Macerich Co	9,276	117,805
Medical Properties Trust Inc	31,572	414,225
National Retail Properties Inc	9,304	431,333
National Storage Affiliates Trust	3,823	152,194
Omega Healthcare Investors Inc	11,988	362,997
Park Hotels & Resorts Inc	12,264	157,347
Pebblebrook Hotel Trust	6,963	115,934
Physicians Realty Trust	11,481	171,411
PotlatchDeltic Corp	3,706	177,110
Rayonier Inc	7,791	279,541
Rexford Industrial Realty Inc	8,064	445,859
Sabra Health Care REIT Inc	11,960	154,404
SL Green Realty Corp	3,571	149,839
Spirit Realty Capital Inc	6,787	281,118
STORE Capital Corp	12,450	397,155
		9,098,952
Savings & Loans (0.34%)
New York Community Bancorp Inc	24,647	230,449
Washington Federal Inc	3,601	127,007
		357,456

Total Financial		25,698,320

Industrial (21.76%)
Acuity Brands Inc	1,675	315,386
AECOM	7,151	607,835
AGCO Corp	3,170	420,722
AptarGroup Inc	3,441	365,228
Arrow Electronics Inc*	3,286	357,320
Avnet Inc	5,137	232,038
Axon Enterprise Inc*	3,457	636,192
Belden Inc	2,251	181,070
Builders FirstSource Inc*	8,090	517,194
Carlisle Cos Inc(a)	2,648	696,715
Chart Industries Inc*,#	1,893	270,680
Clean Harbors Inc*	2,652	318,240
Cognex Corp	8,879	441,997
Coherent Corp*	6,619	242,719
Crane Holdings Co	2,500	264,850
Curtiss-Wright Corp	2,022	357,186
Donaldson Co Inc	6,327	385,441
Dycom Industries Inc*	1,554	141,632
Eagle Materials Inc	1,929	263,000
EMCOR Group Inc	2,526	391,277
Energizer Holdings Inc	3,289	112,122
EnerSys	2,082	157,358
Enovis Corp*	2,165	117,191
Esab Corp	2,165	102,491
Flowserve Corp	6,904	216,509
Fluor Corp*	7,046	236,816
GATX Corp	1,807	203,739

Graco Inc	8,660	605,940
Greif Inc	1,407	98,926
Hexcel Corp	4,444	266,418
Hubbell Inc(a)	2,748	698,157
ITT Inc	4,382	370,367
Jabil Inc	7,043	508,434
Kennametal Inc	4,431	117,067
Kirby Corp*	3,067	214,046
Knight-Swift Transportation Holdings Inc	8,227	456,023
Landstar System Inc	1,865	322,608
Lennox International Inc	1,651	429,970
Lincoln Electric Holdings Inc	3,053	451,478
Littelfuse Inc	1,304	321,436
Louisiana-Pacific Corp	3,782	241,292
MasTec Inc*	3,003	272,762
MDU Resources Group Inc	10,687	336,534
Mercury Systems Inc*	2,953	150,071
The Middleby Corp*	2,759	397,820
MSA Safety Inc	1,931	272,290
National Instruments Corp	6,872	281,889
Novanta Inc*	1,873	295,466
nVent Electric PLC	8,525	341,085
Oshkosh Corp	3,453	317,918
Owens Corning	4,928	437,804
Regal Rexnord Corp	3,404	446,298
RXO Inc*	5,224	99,256
Ryder System Inc	2,687	251,208
Saia Inc*	1,395	339,808
Silgan Holdings Inc	4,332	229,163
Simpson Manufacturing Co Inc	2,135	198,662
Sonoco Products Co	4,993	306,420
Stericycle Inc*	4,720	246,054
TD SYNNEX Corp	2,202	225,265
Terex Corp	3,471	159,354
Tetra Tech Inc	2,730	422,031
The Timken Co	3,540	268,969
TopBuild Corp*	1,687	259,933
The Toro Co	5,354	594,240
Trex Co Inc*	5,646	259,095
Universal Display Corp	2,297	258,688
Valmont Industries Inc	1,124	380,654
Vicor Corp*	1,141	61,603
Vishay Intertechnology Inc	7,033	162,040
Vontier Corp	8,087	158,748
Watts Water Technologies Inc	1,449	229,594
Werner Enterprises Inc	2,668	117,339
Woodward Inc	3,080	295,064
Worthington Industries Inc	755	42,839
XPO Logistics Inc*	5,224	201,751
Total Industrial		22,972,825

Technology (8.23%)
ACI Worldwide Inc*	5,840	122,056
Amkor Technology Inc	5,309	148,758
Aspen Technology Inc*	1,511	348,286
Blackbaud Inc*	2,228	132,054
CACI International Inc*	1,199	374,448
Cirrus Logic Inc*	2,864	213,969
CommVault Systems Inc*	2,294	151,404
Concentrix Corp	2,269	277,680
Dynatrace Inc*	10,299	399,086
Envestnet Inc*	3,017	178,063
ExlService Holdings Inc*	1,693	316,930
Fair Isaac Corp*,(a)	1,309	811,213
Genpact Ltd	8,644	398,575
IPG Photonics Corp*	1,370	124,711
KBR Inc	7,120	367,890
Kyndryl Holdings Inc*	9,501	111,257
Lattice Semiconductor Corp*	7,031	512,068
Lumentum Holdings Inc*	3,621	198,938
MACOM Technology Solutions Holdings Inc*	2,571	176,602
Manhattan Associates Inc*	3,211	404,393
Maximus Inc	3,258	229,037
MKS Instruments Inc	2,939	246,465
NCR Corp*	7,171	171,172
Power Integrations Inc	2,928	235,645
Qualys Inc*	1,539	189,789
Science Applications International Corp	2,858	314,694
Semtech Corp*	3,441	105,776
Silicon Laboratories Inc*	1,752	254,811
SiTime Corp*	786	82,892
Synaptics Inc*	2,090	221,477
Teradata Corp*	5,506	188,030
Wolfspeed Inc*	6,331	575,615
Xerox Holdings Corp	6,258	102,068

Total Technology		8,685,852

Utilities (4.20%)
ALLETE Inc	2,880	190,656
Black Hills Corp	3,364	240,963
Essential Utilities Inc	11,853	571,789
Hawaiian Electric Industries Inc	5,793	237,976
IDACORP Inc	2,677	295,889
National Fuel Gas Co	4,832	320,023
New Jersey Resources Corp	5,111	254,272
NorthWestern Corp	2,732	159,576
OGE Energy Corp	10,251	414,755
ONE Gas Inc	2,835	246,503
Ormat Technologies Inc	2,357	213,144
PNM Resources Inc	4,449	218,001
Portland General Electric Co	4,692	230,987
Southwest Gas Holdings Inc	3,218	220,304
Spire Inc	2,739	202,960
UGI Corp	10,721	414,367
Total Utilities		4,432,165

Total Common Stock (Cost $78,124,712)		112,448,943

United States Treasury Bills (0.85%)
United States Treasury Bill (Cost $898,206)	900,000	898,243

Collateral Received for Securities on Loan (0.67%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.07% (Cost $711,178)		711,178

Total Investments (Cost $79,734,096) (108.03%)		$114,058,364
Liabilities in Excess of Other Assets (-8.03%)		(8,482,797)
Net Assets (100.00%)		$105,575,566

* Non-income producing security.

# Loaned security; a portion of the security is on loan at November 30, 2022.

(a) A portion of these securities, a total of $6,034,214, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at November 30, 2022:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
3 / DEC 2022 / Long / CME	752,700	773,940	21,240

S&P SMALLCAP INDEX FUND

Portfolio of Investments (Unaudited)

November 30, 2022

Security Description	Shares	Value
Common Stock (108.05%)

Basic Materials (5.26%)
AdvanSix Inc	1,786	$73,512
American Vanguard Corp	1,902	43,746
Arconic Corp*	6,331	150,868
ATI Inc*	7,754	236,575
Balchem Corp	2,039	287,091
Carpenter Technology Corp	2,804	115,132
Clearwater Paper Corp*	1,183	46,172
Compass Minerals International Inc	2,139	94,865
Hawkins Inc	1,183	49,213
Haynes International Inc	896	44,764
HB Fuller Co	3,369	270,564
Innospec Inc	1,552	172,101
Kaiser Aluminum Corp	1,057	95,553
Koppers Holdings Inc	1,482	44,149
Livent Corp*,(a)	9,782	273,798
Mativ Holdings Inc	3,544	73,609
Mercer International Inc	2,519	34,762
Quaker Chemical Corp	854	168,059
Rogers Corp*	1,190	129,758
Stepan Co	1,381	154,078
Sylvamo Corp	2,257	122,081
Trinseo PLC	2,275	56,079
Total Basic Materials		2,736,529

Communications (4.09%)
A10 Networks Inc	3,745	70,069
ADTRAN Holdings Inc	3,950	80,067
AMC Networks Inc*	1,982	39,561
ATN International Inc	779	37,711
Cars.com Inc*	4,119	60,879
Clearfield Inc*	714	93,977
Cogent Communications Holdings Inc	2,695	156,445
Consolidated Communications Holdings Inc*	5,162	23,848
ePlus Inc*	1,798	89,289
Extreme Networks Inc*	7,992	167,592
The EW Scripps Co*	3,903	58,467
Gogo Inc*	4,207	66,008
Harmonic Inc*	6,868	105,355
HealthStream Inc*	1,518	38,557
InterDigital Inc	1,985	99,587
Liquidity Services Inc*	1,928	32,178
NETGEAR Inc*	1,998	39,421
Perficient Inc*	2,092	148,637
QuinStreet Inc*	3,238	46,077
Scholastic Corp	1,976	81,253
Shenandoah Telecommunications Co	3,229	62,869
Shutterstock Inc	1,461	78,631
TechTarget Inc*	1,557	71,093
Telephone and Data Systems Inc	6,350	66,929
Thryv Holdings Inc*	1,075	20,619
Viavi Solutions Inc*	14,231	161,237
Yelp Inc*	4,191	129,711
Total Communications		2,126,067

Consumer, Cyclical (15.58%)
Abercrombie & Fitch Co*	3,149	75,513
Academy Sports & Outdoors Inc	5,334	269,260
Allegiant Travel Co*	873	72,119
American Axle & Manufacturing Holdings Inc*	7,476	77,825
America's Car-Mart Inc*	397	28,886
Asbury Automotive Group Inc*	1,392	261,167
Bed Bath & Beyond Inc*	4,987	16,956
Big Lots Inc	1,911	37,265
BJ's Restaurants Inc*	1,372	44,014
Bloomin' Brands Inc	5,042	113,546
Boot Barn Holdings Inc*	1,856	125,002
Brinker International Inc*	2,790	93,326
The Buckle Inc	1,891	83,109
Caleres Inc	2,523	60,956
Cavco Industries Inc*	542	124,459
The Cheesecake Factory Inc	3,118	109,255
Century Communities Inc	1,701	81,920
Chico's FAS Inc*	8,496	49,872

The Children's Place Inc*	804	28,542
Chuy's Holdings Inc*	1,345	42,623
Cinemark Holdings Inc*	6,765	92,072
Dave & Buster's Entertainment Inc*	2,448	97,088
Designer Brands Inc	3,952	60,466
Dine Brands Global Inc	1,098	81,900
Dorman Products Inc*	1,768	158,484
Ethan Allen Interiors Inc	1,450	41,253
Genesco Inc*	894	46,667
Gentherm Inc*	2,093	149,838
G-III Apparel Group Ltd*	2,872	62,121
GMS Inc*	2,688	131,981
Golden Entertainment Inc*	1,277	56,584
Green Brick Partners Inc*	1,442	34,868
Group 1 Automotive Inc	1,036	200,300
Guess? Inc	2,510	52,108
Hawaiian Holdings Inc*	3,036	42,200
Healthcare Services Group Inc	4,744	66,179
Hibbett Inc	761	50,728
HNI Corp	2,445	70,905
Installed Building Products Inc	1,478	125,527
Interface Inc	4,184	45,313
iRobot Corp*	1,698	88,449
Jack in the Box Inc	1,301	94,062
KAR Auction Services Inc*	7,573	104,053
Kontoor Brands Inc	2,904	126,179
La-Z-Boy Inc	2,792	76,026
LCI Industries	1,627	160,845
LGI Homes Inc*	1,345	133,612
M/I Homes Inc*	1,897	85,706
MarineMax Inc*	1,369	45,218
MDC Holdings Inc	3,636	117,915
Meritage Homes Corp*	2,292	198,052
Methode Electronics Inc	2,332	106,526
Monarch Casino & Resort Inc*	854	72,462
Movado Group Inc	1,175	37,823
National Vision Holdings Inc*	5,124	207,317
The ODP Corp*	2,734	131,587
Oxford Industries Inc	1,009	113,876
Patrick Industries Inc	1,365	76,344
PC Connection Inc	791	43,940
PetMed Express Inc	1,445	28,611
PriceSmart Inc	1,558	110,680
Resideo Technologies Inc*	8,667	140,405
Ruth's Hospitality Group Inc	1,944	34,039
Sally Beauty Holdings Inc*	6,888	81,003
ScanSource Inc*	1,608	48,015
Shake Shack Inc*	2,372	124,767
Shoe Carnival Inc	1,280	33,805
Signet Jewelers Ltd	2,982	193,830
Six Flags Entertainment Corp*	4,859	117,053
SkyWest Inc*	3,356	61,918
Sleep Number Corp*	1,501	43,904
Sonic Automotive Inc	1,220	64,831
Sonos Inc*	8,012	140,450
Standard Motor Products Inc	1,301	49,971
Steven Madden Ltd	4,819	166,448
Titan International Inc*	3,341	47,877
Tri Pointe Homes Inc*	6,461	119,141
Tupperware Brands Corp*	3,285	15,210
UniFirst Corp	959	185,816
Urban Outfitters Inc*	4,003	115,847
Veritiv Corp	911	122,566
Vista Outdoor Inc*	3,609	100,944
Wabash National Corp	3,062	76,764
Winnebago Industries Inc	2,107	123,449
Wolverine World Wide Inc	5,154	57,725
World Fuel Services Corp	4,080	116,076
XPEL Inc*	1,041	71,361
Xperi Inc*	2,616	28,017
Total Consumer, Cyclical		8,102,712

Consumer, Non-Cyclical (19.58%)
The Aaron's Co Inc	2,245	27,367
ABM Industries Inc	4,177	197,071
AdaptHealth Corp*	6,123	136,604
Addus HomeCare Corp*	991	109,287
Adtalem Global Education Inc*	2,841	118,186
Alarm.com Holdings Inc*	2,918	145,608
AMN Healthcare Services Inc*,(a)	2,814	348,092
Amphastar Pharmaceuticals Inc*	2,454	72,368
The Andersons Inc	2,041	78,579
AngioDynamics Inc*	2,422	31,365

ANI Pharmaceuticals Inc*	753	31,588
Arcus Biosciences Inc*	2,864	100,727
Arlo Technologies Inc*	5,260	20,093
Artivion Inc*	2,686	34,354
Avanos Medical Inc*	3,101	83,417
Avid Bioservices Inc*	3,882	60,792
B&G Foods Inc#	4,291	56,984
BioLife Solutions Inc*	1,847	39,101
Calavo Growers Inc	1,095	38,281
Cal-Maine Foods Inc	2,229	129,906
Cardiovascular Systems Inc*	2,591	36,300
Central Garden & Pet Co*	702	28,817
Central Garden & Pet Co*	2,610	101,973
The Chefs' Warehouse Inc*	1,825	70,901
Coherus Biosciences Inc*	4,320	29,635
CONMED Corp	1,871	155,012
Corcept Therapeutics Inc*	5,978	151,124
CoreCivic Inc*	7,761	103,066
CorVel Corp*	591	90,405
Cross Country Healthcare Inc*	2,325	83,189
Cutera Inc*	1,019	48,484
Cytokinetics Inc*	5,392	229,160
Deluxe Corp	2,788	53,920
Dynavax Technologies Corp*	7,524	93,373
Edgewell Personal Care Co	3,298	142,507
elf Beauty Inc*	2,547	139,983
Embecta Corp	3,576	117,722
Emergent BioSolutions Inc*	3,037	37,355
Enanta Pharmaceuticals Inc*	1,144	50,096
The Ensign Group Inc(a)	3,306	314,070
EVERTEC Inc	3,795	128,157
Forrester Research Inc*	760	26,737
Fresh Del Monte Produce Inc	1,961	54,280
Fulgent Genetics Inc*	1,246	45,192
The GEO Group Inc*	6,097	72,067
Glaukos Corp*	2,792	130,023
Green Dot Corp*	3,393	69,149
Harmony Biosciences Holdings Inc*	1,410	84,276
Heidrick & Struggles International Inc	1,373	40,778
Heska Corp*	688	44,273
Hostess Brands Inc*	8,716	230,102
Innoviva Inc*	4,184	54,936
Inogen Inc*	1,194	26,650
Integer Holdings Corp*	2,079	154,511
Inter Parfums Inc	1,165	111,013
Ironwood Pharmaceuticals Inc*	9,681	117,237
iTeos Therapeutics Inc*	1,290	25,994
J & J Snack Foods Corp	935	153,359
John B Sanfilippo & Son Inc	629	53,270
Kelly Services Inc	2,377	40,385
Korn Ferry	3,367	192,020
LeMaitre Vascular Inc	1,174	55,002
Ligand Pharmaceuticals Inc*	1,059	77,201
LiveRamp Holdings Inc*	4,290	94,208
Medifast Inc	695	87,605
Meridian Bioscience Inc*	2,867	91,744
Merit Medical Systems Inc*	3,169	228,168
MGP Ingredients Inc	782	97,797
ModivCare Inc*	822	63,294
Monro Inc	2,095	95,260
Myriad Genetics Inc*	4,997	101,239
National Beverage Corp	1,539	79,305
Nektar Therapeutics*	11,864	33,219
NeoGenomics Inc*	7,328	82,147
OmniAb Inc*	5,189	18,369
Omniab Inc-12.5*, (b)	401	—
Omniab Inc-15*, (b)	401	—
Orthofix Medical Inc*	1,364	24,538
Owens & Minor Inc	4,502	92,786
Pacira BioSciences Inc*	2,858	137,899
Pediatrix Medical Group Inc*	5,538	88,497
The Pennant Group Inc*	1,684	17,413
Perdoceo Education Corp*	4,611	66,168
Prestige Consumer Healthcare Inc*	3,220	197,901
PROG Holdings Inc*	3,561	70,116
Quanex Building Products Corp	2,085	49,560
RadNet Inc*	2,988	59,073
REGENXBIO Inc*	1,997	47,728
Rent-A-Center Inc	3,361	80,966
Resources Connection Inc	2,156	41,611
Select Medical Holdings Corp	6,446	158,443
The Simply Good Foods Co*	5,356	213,704
SpartanNash Co	2,264	74,372

Strategic Education Inc	1,425	116,565
Stride Inc*	2,690	95,253
Supernus Pharmaceuticals Inc*	3,336	122,498
Surmodics Inc*	970	35,046
Tootsie Roll Industries Inc	1,145	51,468
TreeHouse Foods Inc*	3,542	175,081
TrueBlue Inc*	2,078	44,843
uniQure NV*	2,283	60,408
United Natural Foods Inc*	3,630	173,078
Universal Corp	1,631	92,820
US Physical Therapy Inc	855	73,881
USANA Health Sciences Inc*	735	40,454
Vanda Pharmaceuticals Inc*	3,820	41,676
Varex Imaging Corp*	2,748	58,368
Vector Group Ltd	8,486	94,195
Vericel Corp*	2,991	68,285
Viad Corp*	1,286	38,078
Vir Biotechnology Inc*	4,602	129,868
WD-40 Co	853	142,878
Xencor Inc*	3,681	109,399
Total Consumer, Non-Cyclical		10,180,746

Energy (5.37%)
Archrock Inc	8,479	73,852
Bristow Group Inc*	1,489	38,714
Callon Petroleum Co*	3,051	127,898
Civitas Resources Inc	3,210	216,226
CONSOL Energy Inc	1,985	153,738
Core Laboratories NV	2,961	64,194
Dril-Quip Inc*	2,345	55,201
Green Plains Inc*	3,445	119,059
Helix Energy Solutions Group Inc*	9,162	58,454
Helmerich & Payne Inc(a)	6,602	337,230
Laredo Petroleum Inc*	645	41,170
Nabors Industries Ltd*	420	66,499
NOW Inc*	5,519	68,877
Oceaneering International Inc*	6,554	99,555
Par Pacific Holdings Inc*	2,639	61,832
Patterson-UTI Energy Inc	12,535	225,003
PBF Energy Inc	5,984	237,984
ProPetro Holding Corp*	5,328	58,501
Ranger Oil Corp	964	42,001
REX American Resources Corp*	990	29,215
RPC Inc	3,687	34,142
SM Energy Co(a)	7,601	327,679
SunCoke Energy Inc	5,463	46,217
Talos Energy Inc*	1,436	28,217
US Silica Holdings Inc*	4,697	61,484
Warrior Met Coal Inc	3,238	119,223
Total Energy		2,792,165

Financial (28.41%)
Banks (11.72%)
Ameris Bancorp	4,211	222,678
BancFirst Corp	1,006	102,552
The Bancorp Inc*	3,287	98,511
BankUnited Inc	5,147	188,998
Banner Corp	2,195	155,011
Central Pacific Financial Corp	1,761	37,316
City Holding Co	952	97,028
Columbia Banking System Inc	4,632	157,766
Community Bank System Inc	3,367	219,326
Customers Bancorp Inc*	1,891	61,023
CVB Financial Corp	8,024	230,128
Dime Community Bancshares Inc	1,639	58,463
Eagle Bancorp Inc	2,012	94,886
FB Financial Corp	2,073	88,745
First BanCorp/Puerto Rico	12,629	194,234
First Bancorp	2,219	107,910
First Commonwealth Financial Corp	5,896	86,789
First Financial Bancorp	5,905	156,069
First Hawaiian Inc	7,746	205,656
Flagstar Bancorp Inc	3,398	127,561
Hanmi Financial Corp	1,915	51,801
Heritage Financial Corp	2,370	77,973
Hilltop Holdings Inc	3,128	93,214
HomeStreet Inc	1,321	36,063
Hope Bancorp Inc	7,571	103,117
Independent Bank Corp	2,922	264,496
Independent Bank Group Inc	2,326	153,376
Lakeland Financial Corp	1,632	128,863
National Bank Holdings Corp	1,877	87,299
NBT Bancorp Inc	2,730	126,017

OFG Bancorp	3,140	90,966
Park National Corp	928	140,434
Pathward Financial Inc	1,867	81,271
Preferred Bank	877	66,292
Renasant Corp	3,511	143,143
S&T Bancorp Inc	2,541	95,084
Seacoast Banking Corp of Florida	3,573	122,840
ServisFirst Bancshares Inc	3,052	231,403
Simmons First National Corp	7,916	183,730
Southside Bancshares Inc	2,091	75,987
Stellar Bancorp Inc	1,704	57,612
Tompkins Financial Corp	798	66,665
Triumph Financial Inc*	1,485	88,744
TrustCo Bank Corp NY	1,199	46,569
Trustmark Corp	3,968	145,149
United Community Banks Inc	6,727	262,151
Veritex Holdings Inc	3,196	104,381
Walker & Dunlop Inc	1,860	166,117
Westamerica BanCorp	1,692	104,481
		6,085,888
Diversified Financial Service (2.01%)
B Riley Financial Inc	1,016	44,623
Blucora Inc*	3,171	79,434
Brightsphere Investment Group Inc	2,258	45,973
Encore Capital Group Inc*	1,562	78,725
Enova International Inc*	2,136	86,166
EZCORP Inc*	3,353	33,597
Mr Cooper Group Inc*	4,570	206,381
Piper Sandler Cos	918	131,880
PRA Group Inc*	2,485	85,434
StoneX Group Inc*	1,067	108,268
Virtus Investment Partners Inc	449	87,079
WisdomTree Inc	7,365	41,023
World Acceptance Corp*	265	18,791
		1,047,374
Insurance (3.14%)
Ambac Financial Group Inc*	2,813	45,739
American Equity Investment Life Holding Co	4,861	196,919
AMERISAFE Inc	1,293	76,765
Assured Guaranty Ltd	4,033	268,477
Employers Holdings Inc	1,761	81,834
Genworth Financial Inc*	32,702	164,491
Horace Mann Educators Corp	2,613	100,836
James River Group Holdings Ltd	2,043	49,073
NMI Holdings Inc*	5,506	118,544
Palomar Holdings Inc*	1,266	79,429
ProAssurance Corp	3,557	71,104
Safety Insurance Group Inc	874	80,181
SiriusPoint Ltd*	5,736	37,399
Stewart Information Services Corp	1,698	75,153
Trupanion Inc*	2,205	115,255
United Fire Group Inc	1,524	46,558
Universal Insurance Holdings Inc	2,188	24,046
		1,631,803
Real Estate (9.44%)
Acadia Realty Trust	5,770	88,743
Agree Realty Corp(a)	4,485	313,726
Alexander & Baldwin Inc	4,568	90,218
American Assets Trust Inc	3,246	95,075
Anywhere Real Estate Inc*	7,684	58,014
Apollo Commercial Real Estate Finance Inc	8,591	106,185
Armada Hoffler Properties Inc	3,969	48,223
ARMOUR Residential REIT Inc	4,218	24,802
Brandywine Realty Trust	10,779	74,483
CareTrust REIT Inc	6,061	120,008
Centerspace	832	53,664
Chatham Lodging Trust*	3,361	44,937
Community Healthcare Trust Inc	1,456	51,339
DiamondRock Hospitality Co	13,438	126,452
Easterly Government Properties Inc	5,311	84,126
Ellington Financial Inc	3,507	47,835
Elme Communities	5,482	108,324
Essential Properties Realty Trust Inc	8,667	201,161
Four Corners Property Trust Inc	4,936	133,963
Franklin BSP Realty Trust Inc	3,736	54,546
Getty Realty Corp	2,449	80,866
Global Net Lease Inc	5,985	80,977
Granite Point Mortgage Trust Inc	3,929	25,185
Industrial Logistics Properties Trust	4,361	17,749
Innovative Industrial Properties Inc	1,708	207,027
Invesco Mortgage Capital Inc	2,004	26,313
iStar Inc	4,376	35,139
KKR Real Estate Finance Trust Inc	2,854	47,234

LTC Properties Inc	2,465	96,850
LXP Industrial Trust	17,951	193,153
Marcus & Millichap Inc	1,681	62,600
New York Mortgage Trust Inc	24,542	68,963
NexPoint Residential Trust Inc	1,473	70,837
Office Properties Income Trust	3,225	49,310
Orion Office REIT Inc	3,501	32,524
Outfront Media Inc	8,904	162,854
PennyMac Mortgage Investment Trust	5,744	87,711
RE/MAX Holdings Inc	1,277	26,562
Ready Capital Corp	2,655	35,577
Redwood Trust Inc	7,449	58,847
Retail Opportunity Investments Corp	7,888	120,292
RPT Realty	5,757	64,478
Safehold Inc	1,281	37,815
Saul Centers Inc	843	36,333
Service Properties Trust	10,635	83,485
SITE Centers Corp	11,541	156,842
The St Joe Co	2,077	79,819
Summit Hotel Properties Inc	6,976	59,645
Sunstone Hotel Investors Inc	13,489	148,244
Tanger Factory Outlet Centers Inc	6,168	119,968
Two Harbors Investment Corp	5,061	83,000
Uniti Group Inc	14,870	113,309
Universal Health Realty Income Trust	828	43,462
Urban Edge Properties	6,914	108,757
Urstadt Biddle Properties Inc	2,141	40,957
Veris Residential Inc*	5,085	81,665
Whitestone REIT	2,907	28,285
Xenia Hotels & Resorts Inc	7,194	110,931
		4,909,389
Savings & Loans (2.10%)
Axos Financial Inc*	3,322	133,245
Banc of California Inc	3,213	54,525
Berkshire Hills Bancorp Inc	3,076	95,910
Brookline Bancorp Inc	5,218	74,200
Capitol Federal Financial Inc	8,349	69,881
Northfield Bancorp Inc	2,687	42,858
Northwest Bancshares Inc	7,972	121,892
Pacific Premier Bancorp Inc	5,653	208,878
Provident Financial Services Inc	4,301	96,902
WSFS Financial Corp	4,043	196,126
		1,094,417

Total Financial		14,768,871

Industrial (19.35%)
AAON Inc	2,637	209,009
AAR Corp*	2,190	101,966
Advanced Energy Industries Inc	2,372	219,742
Aerojet Rocketdyne Holdings Inc*	4,783	248,716
AeroVironment Inc*	1,474	135,593
Alamo Group Inc	650	97,825
Albany International Corp	1,967	199,395
American Woodmark Corp*	1,115	60,433
Apogee Enterprises Inc	1,386	66,875
Applied Industrial Technologies Inc(a)	2,422	320,891
ArcBest Corp	1,556	128,790
Arcosa Inc	3,115	190,327
Astec Industries Inc	1,504	66,537
Atlas Air Worldwide Holdings Inc*	1,637	164,960
AZZ Inc	1,564	65,109
Badger Meter Inc	1,884	218,205
Barnes Group Inc	2,934	124,959
Benchmark Electronics Inc	2,194	63,341
Boise Cascade Co	2,535	187,691
Brady Corp	3,056	146,382
Comfort Systems USA Inc	2,255	285,844
CTS Corp	2,004	85,170
Dorian LPG Ltd	2,072	40,342
DXP Enterprises Inc*	1,147	29,627
Encore Wire Corp	1,275	186,290
Enerpac Tool Group Corp	3,859	96,629
EnPro Industries Inc	1,297	154,084
ESCO Technologies Inc	1,684	158,313
Exponent Inc(a)	3,237	334,738
Fabrinet*	2,343	312,580
FARO Technologies Inc*	1,177	35,216
Federal Signal Corp	3,821	185,662
Forward Air Corp	1,722	193,501
Franklin Electric Co Inc	2,481	206,667
Frontdoor Inc*	5,176	120,963
Gibraltar Industries Inc*	2,180	110,330

Granite Construction Inc	2,886	103,954
The Greenbrier Cos Inc	2,166	83,153
Griffon Corp	3,050	107,696
Harsco Corp*	5,252	39,285
Heartland Express Inc	2,909	48,697
Hillenbrand Inc	4,479	223,950
Hub Group Inc*	2,139	179,997
Ichor Holdings Ltd*	1,611	47,976
Insteel Industries Inc	1,310	38,632
Itron Inc*	2,868	152,520
John Bean Technologies Corp	1,987	182,526
Kaman Corp	1,860	37,888
Knowles Corp*	6,051	94,396
Lindsay Corp	685	120,896
Marten Transport Ltd	3,797	80,914
Materion Corp	1,281	103,197
Matson Inc	2,532	161,440
Matthews International Corp	2,048	64,840
Mesa Laboratories Inc	287	48,552
Moog Inc	1,811	157,611
Mueller Industries Inc	3,631	249,704
Myers Industries Inc	2,544	59,377
MYR Group Inc*	1,085	103,650
NV5 Global Inc*	742	107,226
O-I Glass Inc*	10,182	167,087
OSI Systems Inc*	1,028	90,957
PGT Innovations Inc*	3,924	77,656
Plexus Corp*	1,779	196,081
Proto Labs Inc*	1,786	47,365
Sanmina Corp*	3,800	251,142
SPX Technologies Inc*	2,841	190,063
Standex International Corp	817	85,826
Sturm Ruger & Co Inc	1,189	65,312
Tennant Co	1,234	78,396
TimkenSteel Corp*	2,857	53,426
Trinity Industries Inc	4,405	134,925
Triumph Group Inc*	3,587	41,071
TTM Technologies Inc*	6,638	106,673
UFP Industries Inc	3,958	324,002
Total Industrial		10,060,761

Technology (7.93%)
3D Systems Corp*	8,262	83,777
8x8 Inc*	6,972	29,840
Adeia Inc	6,541	72,278
Agilysys Inc*	1,224	81,274
Allscripts Healthcare Solutions Inc*	7,247	137,258
Alpha & Omega Semiconductor Ltd*	1,334	46,797
Apollo Medical Holdings Inc*	2,391	68,048
Axcelis Technologies Inc*	2,091	166,987
Cerence Inc*	2,459	50,434
CEVA Inc*	1,480	40,212
Cohu Inc*	2,793	100,045
Computer Programs and Systems Inc*	894	26,462
Consensus Cloud Solutions Inc*	1,021	57,983
Corsair Gaming Inc*	2,073	34,972
CSG Systems International Inc	1,943	120,155
Digi International Inc*	2,028	86,129
Digital Turbine Inc*	5,553	101,398
Diodes Inc*	2,808	258,982
Donnelley Financial Solutions Inc*	1,747	66,700
Ebix Inc	1,594	30,270
FormFactor Inc*	4,926	113,643
Insight Enterprises Inc*	2,197	228,290
Kulicke & Soffa Industries Inc	3,721	178,422
LivePerson Inc*	4,137	48,568
MaxLinear Inc*	4,450	162,870
NetScout Systems Inc*	4,707	175,477
NextGen Healthcare Inc*	3,468	72,134
Onto Innovation Inc*	3,158	252,482
PDF Solutions Inc*	1,992	62,489
Photronics Inc*	4,101	77,099
Pitney Bowes Inc	9,991	38,166
Progress Software Corp	2,733	145,724
Rambus Inc*	6,889	264,400
Simulations Plus Inc	871	35,354
SMART Global Holdings Inc*	2,976	50,324
SPS Commerce Inc*,(a)	2,276	323,784
TTEC Holdings Inc	1,178	56,485
Ultra Clean Holdings Inc*	2,695	96,023
Unisys Corp*	3,709	15,949
Veeco Instruments Inc*	3,181	63,238
Total Technology		4,120,922

Utilities (2.48%)
American States Water Co	2,308	226,161
Avista Corp	4,542	187,494
California Water Service Group	3,304	214,529
Chesapeake Utilities Corp	1,108	132,661
Middlesex Water Co	1,127	105,318
Northwest Natural Holding Co	2,034	101,924
South Jersey Industries Inc	7,646	265,316
Unitil Corp	1,026	56,245
Total Utilities		1,289,648

Total Common Stock (Cost $40,319,774)		56,178,421

United States Treasury Bills (0.58%)
United States Treasury Bill (Cost $299,400)	300,000	299,414

Right (0.01%)
Lantheus Holdings Inc*,(b)	6,190	7,119

Collateral Received for Securities on Loan (0.11%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.07% (Cost $59,472)		59,472

Total Investments (Cost $40,678,646) (108.75%)		$56,544,426
Liabilities in Excess of Other Assets (-8.75%)		(4,549,887)
Net Assets (100.00%)		$51,994,539

* Non-income producing security.

# Loaned security; a portion of the security is on loan at November 30, 2022.

(a) A portion of these securities, a total of $2,894,008, have been pledged or segregated in connection with obligations for futures contracts.

(b) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.01% of net assets. The total value of the fair value securities is $7,119.

Futures contracts at November 30, 2022:

Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
3 / DEC 2022 / Long / CME	270,770	283,125	12,355

SHELTON EQUITY INCOME FUND

Portfolio of Investments (Unaudited)

November 30, 2022

Security Description	Shares	Value
Common Stock (87.21%)

Basic Materials (0.97%)
Dow Inc(a)	17,600	$897,072
Newmont Corp(a)	44,200	2,098,174
Sensient Technologies Corp(a)	8,500	635,035
Total Basic Materials		3,630,281

Communications (12.85%)
Alphabet Inc - A*,(a)	40,600	4,100,194
Alphabet Inc - C*,(a)	40,600	4,118,870
Amazon.com Inc*,(a)	72,800	7,028,112
AT&T Inc(a)	274,600	5,294,288
Booking Holdings Inc*,(a)	1,900	3,950,955
Cisco Systems Inc(a)	55,500	2,759,460
Comcast Corp(a)	140,000	5,129,600
eBay Inc#,(a)	20,000	908,800
Meta Platforms Inc*,(a)	19,000	2,243,900
Motorola Solutions Inc(a)	4,600	1,252,120
T-Mobile US Inc*,(a)	23,800	3,604,748
Verizon Communications Inc(a)	110,300	4,299,494
The Walt Disney Co*,(a)	33,500	3,278,645
Warner Bros Discovery Inc*,(a)	30,191	344,177
Total Communications		48,313,363

Consumer, Cyclical (9.70%)
Amerityre Corp*	20,000,000	820,000
Costco Wholesale Corp(a)	16,500	8,897,625
DR Horton Inc#,(a)	41,300	3,551,800
Ford Motor Co(a)	54,000	750,600
Hilton Worldwide Holdings Inc(a)	16,500	2,353,230
LKQ Corp(a)	20,300	1,102,899
McDonald's Corp(a)	4,700	1,282,113
NIKE Inc(a)	34,600	3,795,274
PACCAR Inc(a)	14,000	1,482,740
Southwest Airlines Co*,(a)	33,900	1,352,949
Starbucks Corp(a)	21,000	2,146,200
Target Corp(a)	23,500	3,926,145
The TJX Cos Inc(a)	36,000	2,881,800
Walmart Inc	14,000	2,133,880
Total Consumer, Cyclical		36,477,255

Consumer, Non-Cyclical (23.26%)
Abbott Laboratories(a)	29,200	3,141,336
AbbVie Inc(a)	32,400	5,222,232
AmerisourceBergen Corp(a)	19,000	3,243,110
Archer-Daniels-Midland Co#,(a)	16,000	1,560,000
Biogen Inc*,(a)	6,800	2,075,156
Bristol-Myers Squibb Co(a)	35,800	2,874,024
Centene Corp*,(a)	30,000	2,611,500
The Coca-Cola Co#,(a)	67,800	4,312,758
Colgate-Palmolive Co(a)	3,400	263,432
Conagra Brands Inc(a)	92,800	3,524,544
CVS Health Corp(a)	31,000	3,158,280
Eli Lilly & Co(a)	15,200	5,640,416
The Estee Lauder Cos Inc(a)	6,400	1,509,056
Gilead Sciences Inc(a)	29,000	2,547,070
HCA Healthcare Inc(a)	13,000	3,122,860
Johnson & Johnson(a)	39,000	6,942,000
McKesson Corp#,(a)	13,300	5,076,344
Merck & Co Inc(a)	19,300	2,125,316
Organon & Co(a)	1,000	26,020
PayPal Holdings Inc*,(a)	35,300	2,767,873
Pfizer Inc(a)	149,000	7,469,370
The Procter & Gamble Co(a)	59,500	8,875,020
Sprouts Farmers Market Inc*,(a)	50,000	1,716,500
UnitedHealth Group Inc(a)	14,000	7,668,640
Total Consumer, Non-Cyclical		87,472,857

Energy (4.36%)
BP PLC(a)	25,200	904,680
Chevron Corp(a)	15,000	2,749,650
ConocoPhillips(a)	29,000	3,581,790
Devon Energy Corp(a)	40,000	2,740,800
Exxon Mobil Corp(a)	47,700	5,310,918

Schlumberger Ltd	10,000	515,500
Shell PLC(a)	10,000	584,700
Total Energy		16,388,038

Financial (12.00%)
Banks (3.15%)
Bank of America Corp	58,000	2,195,300
Citigroup Inc(a)	16,800	813,288
The Goldman Sachs Group Inc(a)	3,200	1,235,680
JPMorgan Chase & Co(a)	34,400	4,753,392
Morgan Stanley#,(a)	17,100	1,591,497
Wells Fargo & Co(a)	26,500	1,270,675
		11,859,832

Diversified Financial Service (5.51%)
American Express Co(a)	1,800	283,662
The Charles Schwab Corp(a)	76,000	6,273,040
Discover Financial Services(a)	4,500	487,620
Intercontinental Exchange Inc(a)	39,000	4,224,090
Mastercard Inc(a)	14,500	5,167,800
Visa Inc#,(a)	19,600	4,253,200
		20,689,412

Insurance (1.38%)
Aflac Inc(a)	28,000	2,014,040
Berkshire Hathaway Inc*,#,(a)	10,000	3,186,000
		5,200,040

Real Estate (1.96%)
American Tower Corp(a)	5,800	1,283,250
CBRE Group Inc*,(a)	27,500	2,189,000
Extra Space Storage Inc(a)	24,300	3,904,767
		7,377,017

Total Financial		45,126,301

Industrial (7.88%)
Atlas Corp(a)	25,000	384,250
The Boeing Co*,(a)	32,000	5,724,160
Caterpillar Inc(a)	7,200	1,702,152
Deere & Co(a)	2,200	970,200
General Dynamics Corp(a)	22,500	5,678,775
Lockheed Martin Corp(a)	6,000	2,911,140
Masco Corp(a)	24,000	1,218,720
Packaging Corp of America(a)	20,000	2,717,800
Raytheon Technologies Corp(a)	41,700	4,116,624
Union Pacific Corp(a)	15,700	3,413,651
Westrock Co(a)	21,200	803,904
Total Industrial		29,641,376

Technology (13.56%)
Adobe Inc*,(a)	12,000	4,139,160
Apple Inc(a)	44,100	6,528,123
Fiserv Inc*,(a)	6,500	678,340
Intel Corp(a)	98,000	2,946,860
Intuit Inc(a)	4,400	1,793,396
Microsoft Corp(a)	37,900	9,669,806
NetApp Inc(a)	37,700	2,548,897
NVIDIA Corp(a)	40,500	6,853,815
Oracle Corp(a)	50,500	4,193,015
Salesforce Inc*,(a)	23,900	3,829,975
Seagate Technology Holdings PLC(a)	40,000	2,118,800
Texas Instruments Inc(a)	31,600	5,702,536
Total Technology		51,002,723

Utilities (2.63%)
American Water Works Co Inc(a)	23,000	3,490,480
Dominion Energy Inc(a)	10,400	635,544
Duke Energy Corp(a)	9,000	899,370
NextEra Energy Inc(a)	11,300	957,110
Public Service Enterprise Group Inc(a)	16,500	999,075
The Southern Co(a)	43,000	2,908,520
Total Utilities		9,890,099

Total Common Stock (Cost $339,625,928)		327,942,293

United States Treasury Bills (13.83%)
United States Treasury Bill (Cost $51,997,369)	52,100,000	51,998,305

Total Investments (Cost $391,623,296) (101.04%)		$379,940,598
Other Net Assets (-1.04%)		(3,921,255)
Net Assets (100.00%)		$376,019,343

* Non-income producing security.

# Loaned security; a portion of the security is on loan at November 30, 2022.

(a) A portion of these securities, a total of $291,128,551, have been pledged or segregated in connection with written options.

Written Call Options

	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Apple Inc	12/16/2022	(175)	$155.00	$2,712,500	$(21,350)
AbbVie Inc	12/16/2022	(134)	160.00	2,144,000	(42,880)
AmerisourceBergen Corp	12/16/2022	(100)	172.50	1,725,000	(23,500)
Abbott Laboratories	12/16/2022	(172)	110.00	1,892,000	(15,652)
Adobe Inc	12/16/2022	(20)	350.00	700,000	(25,320)
Archer-Daniels-Midland Co	12/16/2022	(50)	100.00	500,000	(5,400)
Aflac Inc	12/16/2022	(115)	74.00	851,000	(5,175)
American Tower Corp	12/16/2022	(20)	230.00	460,000	(4,200)
Amazon.com Inc	12/16/2022	(135)	115.00	1,552,500	(1,890)
American Water Works Co Inc	12/16/2022	(150)	160.00	2,400,000	(8,250)
American Express Co	12/16/2022	(18)	170.00	306,000	(576)
The Boeing Co	12/16/2022	(75)	190.00	1,425,000	(13,500)
Bank of America Corp	12/16/2022	(300)	39.00	1,170,000	(9,000)
Biogen Inc	12/16/2022	(20)	320.00	640,000	(4,800)
Booking Holdings Inc	12/16/2022	(4)	2,080.00	832,000	(21,400)
Bristol-Myers Squibb Co	12/16/2022	(190)	81.00	1,539,000	(13,680)
BP PLC	12/16/2022	(90)	33.00	297,000	(28,350)
Berkshire Hathaway Inc	12/16/2022	(60)	325.00	1,950,000	(13,260)
Citigroup Inc	12/16/2022	(60)	50.00	300,000	(3,120)
Conagra Brands Inc	12/16/2022	(500)	38.00	1,900,000	(27,500)
Caterpillar Inc	12/16/2022	(30)	245.00	735,000	(6,420)
CBRE Group Inc	12/16/2022	(120)	80.00	960,000	(21,000)
Colgate-Palmolive Co	12/16/2022	(34)	77.50	263,500	(3,570)
Comcast Corp	12/16/2022	(200)	35.00	700,000	(40,600)
Centene Corp	12/16/2022	(90)	85.00	765,000	(31,500)
ConocoPhillips	12/16/2022	(150)	135.00	2,025,000	(8,850)
Costco Wholesale Corp	12/16/2022	(25)	520.00	1,300,000	(66,250)
Salesforce Inc	12/16/2022	(117)	185.00	2,164,500	(8,775)
Cisco Systems Inc	12/16/2022	(225)	49.50	1,113,750	(23,175)
CVS Health Corp	12/16/2022	(130)	100.00	1,300,000	(37,700)
Chevron Corp	12/16/2022	(45)	195.00	877,500	(2,835)
Dominion Energy Inc	12/16/2022	(50)	65.00	325,000	(750)
Deere & Co	12/16/2022	(5)	430.00	215,000	(7,650)
Discover Financial Services	12/16/2022	(45)	110.00	495,000	(9,338)
DR Horton Inc	12/16/2022	(130)	80.00	1,040,000	(76,440)
The Walt Disney Co	12/16/2022	(110)	105.00	1,155,000	(5,500)
Dow Inc	12/16/2022	(70)	52.50	367,500	(4,410)
Duke Energy Corp	12/16/2022	(25)	100.00	250,000	(4,250)
Devon Energy Corp	12/16/2022	(90)	80.00	720,000	(990)
eBay Inc	12/16/2022	(100)	46.50	465,000	(8,300)
The Estee Lauder Cos Inc	12/16/2022	(34)	230.00	782,000	(35,020)
Extra Space Storage Inc	12/16/2022	(80)	160.00	1,280,000	(19,600)
Ford Motor Co	12/16/2022	(240)	14.50	348,000	(5,040)
Fiserv Inc	12/16/2022	(65)	105.00	682,500	(15,600)
General Dynamics Corp	12/16/2022	(140)	260.00	3,640,000	(16,100)
Gilead Sciences Inc	12/16/2022	(100)	87.50	875,000	(17,000)
Alphabet Inc	12/16/2022	(130)	105.00	1,365,000	(17,550)
Alphabet Inc	12/16/2022	(130)	105.00	1,365,000	(15,600)
The Goldman Sachs Group Inc	12/16/2022	(12)	400.00	480,000	(3,072)
HCA Healthcare Inc	12/16/2022	(80)	250.00	2,000,000	(16,000)
Hilton Worldwide Holdings Inc	12/16/2022	(65)	145.00	942,500	(14,365)
Intercontinental Exchange Inc	12/16/2022	(130)	105.00	1,365,000	(50,440)
Intel Corp	12/16/2022	(350)	32.50	1,137,500	(4,550)
Intuit Inc	12/16/2022	(15)	470.00	705,000	(600)
Johnson & Johnson	12/16/2022	(120)	180.00	2,160,000	(13,680)
JPMorgan Chase & Co	12/16/2022	(125)	140.00	1,750,000	(22,500)
The Coca-Cola Co	12/16/2022	(56)	60.00	336,000	(21,392)
LKQ Corp	12/16/2022	(203)	55.00	1,116,500	(8,120)
Eli Lilly & Co	12/16/2022	(42)	380.00	1,596,000	(26,250)
Lockheed Martin Corp	12/16/2022	(10)	500.00	500,000	(2,820)
Southwest Airlines Co	12/16/2022	(139)	40.50	562,950	(10,425)
Mastercard Inc	12/16/2022	(40)	325.00	1,300,000	(93,520)
Masco Corp	12/16/2022	(240)	50.00	1,200,000	(34,800)
McDonald's Corp	12/16/2022	(27)	280.00	756,000	(2,943)
McKesson Corp	12/16/2022	(38)	370.00	1,406,000	(45,600)
Meta Platforms Inc	12/16/2022	(45)	130.00	585,000	(4,185)
Merck & Co Inc	12/16/2022	(50)	100.00	500,000	(50,500)
Morgan Stanley	12/16/2022	(71)	92.50	656,750	(18,389)
Microsoft Corp	12/16/2022	(180)	270.00	4,860,000	(20,340)
Motorola Solutions Inc	12/16/2022	(46)	280.00	1,288,000	(8,970)
NextEra Energy Inc	12/16/2022	(40)	87.50	350,000	(3,040)
Newmont Corp	12/16/2022	(100)	47.50	475,000	(12,100)
NIKE Inc	12/16/2022	(80)	105.00	840,000	(44,880)
NetApp Inc	12/16/2022	(177)	80.00	1,416,000	(885)
NVIDIA Corp	12/16/2022	(160)	155.00	2,480,000	(268,480)
NVIDIA Corp	12/16/2022	(15)	160.00	240,000	(19,365)
Organon & Co	12/16/2022	(10)	25.00	25,000	(1,150)

Oracle Corp	12/16/2022	(205)	87.50	1,793,750	(22,755)
PACCAR Inc	12/16/2022	(70)	110.00	770,000	(3,850)
Public Service Enterprise Group Inc	12/16/2022	(165)	60.00	990,000	(21,450)
Pfizer Inc	12/16/2022	(300)	51.00	1,530,000	(16,800)
The Procter & Gamble Co	12/16/2022	(70)	140.00	980,000	(65,240)
Packaging Corp of America	12/16/2022	(70)	135.00	945,000	(28,700)
PayPal Holdings Inc	12/16/2022	(153)	87.50	1,338,750	(9,333)
Raytheon Technologies Corp	12/16/2022	(117)	100.00	1,170,000	(14,976)
Starbucks Corp	12/16/2022	(110)	105.00	1,155,000	(12,650)
The Charles Schwab Corp	12/16/2022	(260)	85.00	2,210,000	(21,320)
Sprouts Farmers Market Inc	12/16/2022	(200)	34.00	680,000	(24,000)
Shell PLC	12/16/2022	(30)	57.50	172,500	(5,730)
Schlumberger Ltd	12/16/2022	(40)	55.00	220,000	(1,920)
The Southern Co	12/16/2022	(230)	67.50	1,552,500	(31,740)
Seagate Technology Holdings PLC	12/16/2022	(150)	60.00	900,000	(1,800)
Sensient Technologies Corp	12/16/2022	(85)	75.00	637,500	(12,538)
AT&T Inc	12/16/2022	(600)	19.50	1,170,000	(12,600)
Target Corp	12/16/2022	(51)	180.00	918,000	(4,029)
The TJX Cos Inc	12/16/2022	(160)	85.00	1,360,000	(3,840)
T-Mobile US Inc	12/16/2022	(65)	155.00	1,007,500	(9,295)
Texas Instruments Inc	12/16/2022	(226)	180.00	4,068,000	(106,220)
UnitedHealth Group Inc	12/16/2022	(45)	560.00	2,520,000	(16,875)
Union Pacific Corp	12/16/2022	(83)	220.00	1,826,000	(31,374)
Visa Inc	12/16/2022	(58)	215.00	1,247,000	(31,320)
Verizon Communications Inc	12/16/2022	(300)	40.00	1,200,000	(7,800)
Wells Fargo & Co	12/16/2022	(165)	49.00	808,500	(9,900)
Westrock Co	12/16/2022	(62)	37.50	232,500	(7,285)
Exxon Mobil Corp	12/16/2022	(100)	120.00	1,200,000	(3,500)

Total Written Call Options				$120,501,950	$(2,160,817)
(Premiums Received $1,704,761)

NASDAQ 100 INDEX FUND

Portfolio of Investments (Unaudited)

November 30, 2022

Security Description	Shares	Value
Common Stock (102.34%)

Communications (25.31%)
Internet (19.32%)
Airbnb Inc*	33,338	$3,405,143
Alphabet Inc - A*	312,014	31,510,294
Alphabet Inc - C*	320,705	32,535,522
Amazon.com Inc*,(a)	530,131	51,178,847
Baidu Inc*	15,987	1,736,188
Booking Holdings Inc*	3,427	7,126,275
eBay Inc#	48,827	2,218,699
JD.com Inc	44,198	2,527,242
Match Group Inc*	24,310	1,229,114
MercadoLibre Inc*	4,345	4,045,130
Meta Platforms Inc*,(a)	177,710	20,987,551
Netflix Inc*	38,392	11,729,908
Okta Inc*	12,676	675,884
Palo Alto Networks Inc*	26,067	4,428,783
Pinduoduo Inc*	38,481	3,156,981
VeriSign Inc*	9,260	1,850,241
		180,341,802

Media (2.33%)
Charter Communications Inc*	14,110	5,521,102
Comcast Corp	380,194	13,930,308
Sirius XM Holdings Inc#	344,861	2,238,148
		21,689,558

Telecommunications (3.66%)
Cisco Systems Inc	357,503	17,775,049
T-Mobile US Inc*	108,265	16,397,817
		34,172,866

Total Communications		236,204,226

Consumer, Cyclical (10.24%)
Copart Inc*	41,256	2,745,999
Costco Wholesale Corp	38,242	20,621,999
Dollar Tree Inc*,#	19,744	2,967,326
Fastenal Co	50,023	2,576,685
Lucid Group Inc*,#	141,385	1,433,644
Lululemon Athletica Inc*	10,837	4,121,419
Marriott International Inc	28,019	4,632,942
O'Reilly Automotive Inc*	5,466	4,725,576
PACCAR Inc	30,194	3,197,847
Ross Stores Inc#	30,906	3,636,709
Starbucks Corp	100,029	10,222,964
Tesla Inc*	161,733	31,489,415
Walgreens Boots Alliance Inc	75,284	3,124,286
Total Consumer, Cyclical		95,496,811

Consumer, Non-Cyclical (14.96%)
Align Technology Inc*	6,858	1,348,694
Amgen Inc	46,182	13,226,525
AstraZeneca PLC	49,607	3,371,788
Automatic Data Processing Inc	35,872	9,475,230
Biogen Inc*	12,488	3,810,963
Cintas Corp	8,993	4,152,788
Dexcom Inc*	34,512	4,013,055
Gilead Sciences Inc	109,396	9,608,251
IDEXX Laboratories Inc*	7,374	3,140,365

Illumina Inc*	13,593	2,964,361
Intuitive Surgical Inc*	30,830	8,336,124
Keurig Dr Pepper Inc	124,730	4,823,309
The Kraft Heinz Co	106,457	4,189,083
Moderna Inc*	33,773	5,941,008
Mondelez International Inc	118,325	7,999,953
Monster Beverage Corp*	46,573	4,790,499
PayPal Holdings Inc*	99,842	7,828,611
PepsiCo Inc	119,131	22,099,992
Regeneron Pharmaceuticals Inc*	9,254	6,956,232
Seagen Inc*	15,903	1,930,465
Verisk Analytics Inc	14,016	2,574,879
Vertex Pharmaceuticals Inc*	22,141	7,005,412
Total Consumer, Non-Cyclical		139,587,587

Industrial (2.34%)
CSX Corp	184,860	6,043,073
Honeywell International Inc	58,162	12,769,467
Old Dominion Freight Line Inc	9,988	3,022,469
Total Industrial		21,835,009

Technology (47.99%)
Computers (14.37%)
Apple Inc(a)	836,303	123,797,933
Cognizant Technology Solutions Corp	45,682	2,841,877
Crowdstrike Holdings Inc*	18,608	2,189,231
Fortinet Inc*	68,075	3,618,867
Zscaler Inc*	12,027	1,605,003
		134,052,911

Semiconductors (15.77%)
Advanced Micro Devices Inc*,#	139,369	10,819,215
Analog Devices Inc	44,404	7,633,492
Applied Materials Inc	75,333	8,256,497
ASML Holding NV	7,471	4,543,265
Broadcom Inc	34,963	19,265,662
Intel Corp	354,484	10,659,334
KLA Corp	12,455	4,896,683
Lam Research Corp	11,826	5,586,366
Marvell Technology Inc	73,376	3,413,452
Microchip Technology Inc	47,650	3,773,404
Micron Technology Inc	95,238	5,490,471
NVIDIA Corp	182,350	30,859,091
NXP Semiconductors NV	22,837	4,015,658
QUALCOMM Inc	96,952	12,263,458
Skyworks Solutions Inc	14,384	1,375,398
Texas Instruments Inc	78,883	14,235,226
		147,086,672

Software (17.85%)
Activision Blizzard Inc	68,192	5,042,798
Adobe Inc*	41,381	14,273,548
ANSYS Inc*	7,588	1,929,628
Atlassian Corp*	12,572	1,653,847
Autodesk Inc*	18,880	3,812,816
Cadence Design Systems Inc*	24,103	4,146,680
Datadog Inc*,#	24,691	1,871,084
DocuSign Inc*,#	17,109	805,321
Electronic Arts Inc	24,596	3,216,665
Fiserv Inc*	55,217	5,762,446
Intuit Inc	24,352	9,925,632
Microsoft Corp	388,087	99,016,515
NetEase Inc	14,220	1,011,326
Paychex Inc	31,361	3,889,705
Splunk Inc*	13,549	1,052,486
Synopsys Inc*	13,450	4,566,813
Workday Inc*	17,044	2,861,688
Zoom Video Communications Inc*	22,131	1,669,341

		166,508,339

Total Technology		447,647,922

Utilities (1.50%)
American Electric Power Co Inc	44,789	4,335,575
Constellation Energy Corp	28,005	2,691,841
Exelon Corp	86,188	3,565,598
Xcel Energy Inc	47,890	3,362,836
Total Utilities		13,955,850

Total Common Stock (Cost $474,369,254)		954,727,405

United States Treasury Bills (0.51%)
United States Treasury Bill (Cost $4,790,396)	4,800,000	4,790,631

Collateral Received for Securities on Loan (0.92%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.07% (Cost $8,590,252)		8,590,252

Total Investments (Cost $525,840,881) (103.78%)		$968,108,288
Liabilities in Excess of Other Assets (-3.78%)		(35,227,120)
Net Assets (100.00%)		$932,881,168

* Non-income producing security.

# Loaned security; a portion of the security is on loan at November 30, 2022.

(a) A portion of these securities, a total of $46,681,231, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at November 30, 2022:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
23 / DEC 2022 / Long / CME	5,141,100	5,539,458	398,358

SHELTON GREEN ALPHA FUND

Portfolio of Investments (Unaudited)

November 30, 2022

Security Description	Shares	Value
Common Stock (96.52%)

Basic Materials (0.63%)
Daqo New Energy Corp*	25,000	$1,422,750

Communications (5.39%)
SK Telecom Co Ltd	34,210	733,805
Switch Inc	334,157	11,444,877
Total Communications		12,178,682

Consumer, Cyclical (5.54%)
Interface Inc	78,600	851,238
QuantumScape Corp*	127,100	951,979
Rivian Automotive Inc*	40,000	1,281,600
Steelcase Inc	119,200	945,256
Tesla Inc*	43,550	8,479,185
Total Consumer, Cyclical		12,509,258

Consumer, Non-Cyclical (15.85%)
Block Inc*	15,800	1,070,766
Caribou Biosciences Inc*	160,700	1,496,117
CRISPR Therapeutics AG*	74,850	4,101,032
Danaher Corp	30,000	8,202,300
Danone SA	87,300	914,031
Darling Ingredients Inc*	40,000	2,873,200
Editas Medicine Inc*	135,200	1,433,120
Moderna Inc*	56,720	9,977,615
Natural Grocers by Vitamin Cottage Inc	240,200	2,421,216
Sprouts Farmers Market Inc*	96,600	3,316,278
Total Consumer, Non-Cyclical		35,805,675

Energy (20.24%)
Canadian Solar Inc*	107,700	3,861,045
Enphase Energy Inc*	26,200	8,399,458
First Solar Inc*	57,322	9,889,763
JinkoSolar Holding Co Ltd*	110,556	5,669,312
Maxeon Solar Technologies Ltd*	5,208	119,888
SolarEdge Technologies Inc*,#	8,135	2,431,226
SunPower Corp*	200,536	4,862,998
Sunrun Inc*	38,100	1,241,298
Vestas Wind Systems A/S	1,095,500	9,256,975
Total Energy		45,731,963

Financial (11.30%)
Alexandria Real Estate Equities Inc	26,400	4,108,104
Digital Realty Trust Inc	23,900	2,687,794
Equinix Inc	4,770	3,294,401
Hannon Armstrong Sustainable Infrastructure Capital Inc	219,500	7,120,580
Horizon Technology Finance Corp	362,400	4,765,560

Kilroy Realty Corp	57,100	2,467,862
Vornado Realty Trust	42,900	1,084,941
Total Financial		25,529,242

Industrial (13.76%)
ABB Ltd	93,500	2,944,315
Accelleron Industries AG*	4,875	99,938
Advanced Energy Industries Inc	17,700	1,639,728
AECOM	40,000	3,400,000
Ag Growth International Inc	10,000	324,422
Deere & Co	10,000	4,410,000
Energy Recovery Inc*	50,000	1,159,000
Li-Cycle Holdings Corp*	79,500	506,415
Schneider Electric SE	30,000	4,435,693
Siemens AG	30,000	4,165,678
Trex Co Inc*	17,200	789,308
Valmont Industries Inc	8,000	2,709,280
Xylem Inc#	40,000	4,494,000
Total Industrial		31,077,777

Technology (17.45%)
Analog Devices Inc	8,230	1,414,819
Apple Inc	17,900	2,649,737
Applied Materials Inc	75,960	8,325,216
Fortinet Inc*	51,450	2,735,082
Infineon Technologies AG	40,000	1,348,800
International Business Machines Corp	60,100	8,948,890
Lam Research Corp	13,199	6,234,944
QUALCOMM Inc	42,880	5,423,891
Rapid7 Inc*	15,100	443,940
Taiwan Semiconductor Manufacturing Co Ltd	22,800	1,891,944
Total Technology		39,417,263

Utilities (6.36%)
Brookfield Renewable Corp	336,700	10,979,787
NextEra Energy Inc	40,000	3,388,000
Total Utilities		14,367,787

Total Common Stock (Cost $166,564,977)		218,040,397

Total Investments (Cost $166,564,977) (96.52%)		$218,040,397
Other Net Assets (3.48%)		7,860,121
Net Assets (100.00%)		$225,900,518

* Non-income producing security.

# Loaned security; a portion of the security is on loan at November 30, 2022.